Filed with the U.S. Securities and Exchange Commission on November 28, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 860	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 862	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Emily R. Enslow, Vice President and Secretary
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 28, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 860 to the Registration Statement of Advisors Series Trust (the "Trust") is being filed for the purpose of responding to Staff comments with respect to disclosure related to variations in Fund sales charges by a financial intermediary and to add the audited financial statements for the fiscal year ended July 31, 2018, for the Trust's series: O'Shaughnessy All Cap Core Fund, O'Shaughnessy Enhanced Dividend Fund, O'Shaughnessy Market Leaders Value Fund, O'Shaughnessy Small Cap Value Fund and O'Shaughnessy Small/Mid Cap Growth Fund.

P R O S P E C T U S

November 28, 2018

O’Shaughnessy All Cap Core Fund

Class A – OFAAX

Class C – OFACX

A series of Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

O’Shaughnessy All Cap Core Fund

Investment Objective

The O’Shaughnessy All Cap Core Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 15 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 50 of the Fund’s Statement of Additional Information (“SAI”) and Appendix A to the statutory Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	2.16%	2.20%
Total Annual Fund Operating Expenses	2.96%	3.75%
Less: Fee Waiver and Expense Reimbursement(1)	-2.11%	-2.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	1.60%
(1)	O’Shaughnessy Asset Management, LLC (the “Adviser”) has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the All Cap Core Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A and 1.60% of the average daily net assets of Class C (the “expense limitations”). The expense limitations may be discontinued at any time after November 27, 2019. The Adviser may not recoup amounts subject to the expense limitations in future periods.
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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$607	$1,203	$1,824	$3,490
If you do not redeem your shares at the end of the period:	$607	$1,203	$1,824	$3,490

Class C shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$263	$948	$1,753	$3,855
If you do not redeem your shares at the end of the period:	$163	$948	$1,753	$3,855

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth and value characteristics using a factor-based model.  In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”). The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.
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Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the All Cap Core Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the All Cap Core Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Depositary Receipt Risk.  The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Large-Sized Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

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•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares' annual return from year to year.  Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

The Fund’s year-to-date return as of September 30, 2018 was 10.23%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.65% for the quarter ended March 31, 2013, and the lowest quarterly return was -16.39% for the quarter ended September 30, 2011.
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Average Annual Total Returns
(for the period ended December 31, 2017)
Class A Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	13.05%	14.51%	13.85%
Return After Taxes on Distributions	3.98%	10.60%	11.15%
Return After Taxes on Distributions and Sale of Fund Shares	13.85%	11.14%	11.03%
Class C Shares
Return Before Taxes	17.64%	14.83%	13.70%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	15.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	15.50%

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C shares will vary to the extent it has different expenses.

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers:  James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since August 2010 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, or redeem Fund shares on any business day by written request via mail (O’Shaughnessy All Cap Core Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A and Class C shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular and Retirement Accounts	$2,500	$100

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Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth and value characteristics using a factor-based model.  In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively-driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

The Fund emphasizes a core style of investing, which means that it may purchase and hold equity securities that may have “growth” and/or “value” characteristics.  The market prices of growth securities may be more volatile than other types of investments.  The returns on such securities may or may not move in tandem with the returns on other styles of investing or the overall securities markets.  The value style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall securities markets.  Different types of securities tend to shift in and out of favor depending on market and economic conditions.

The Fund may from time to time emphasize investment in certain sectors of the market.

Related Risks

Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
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Equity Securities Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

Management Risk.  The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select investments, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into its respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holdings in that sector.

Foreign Securities, Emerging Markets and Foreign Currency Risk.  Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.  Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers.  These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.  Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
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In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers.  There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.  Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund is not fully invested or attractive investment opportunities are foregone.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.  The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.  Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.
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The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks.  These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, the Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Depositary Receipt Risk.  Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.  In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.  Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

REITs and Foreign Real Estate Company Risk.   The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States.  REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans.  REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies.  REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
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Investment Company Risk.  The Fund may invest in other investment companies, including ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  The Fund primarily uses such investments to gain exposure to investments in certain foreign markets when local law prohibits the Fund from investing directly in that market and when direct investments in certain countries are not permitted by foreign investors.  ETFs may also be utilized to seek to track the performance of various securities indices.  Investments in other investment companies, including ETFs, may involve duplication of management fees and certain other expenses.

When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Portfolio Turnover Risk.  The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons.  The Fund’s portfolio turnover rate may vary from year to year.  A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.  The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Large-Sized Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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Small- and Medium-Sized Companies Risk.  The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Other Investments and Risk Factors.  For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  Repurchase agreements are considered loans by the Fund and are subject to the risk of default by the other party.  The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund’s investment adviser under guidelines approved by the Board.

As a non-principal investment strategy, the Fund may hold up to 15% of its net assets in illiquid securities and certain restricted securities.  Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

Temporary Defensive Strategy.  When adverse market, economic, political or other conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in cash equivalents including, money-market funds, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.   Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund.  The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.  In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the O’Shaughnessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-291-7827 and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUND

Investment Adviser
O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser and delivers a broad range of equity portfolios to individual investors, institutional investors and the high net-worth clients of financial advisors.  It also serves as a sub-adviser to a family of mutual funds that are registered in Canada.  As of October 31, 2018, the Adviser had $5,848,437,591 discretionary assets under management and $504,254,442 non-discretionary assets under advisement.  The Adviser’s principal office is located at 6 Suburban Avenue, Stamford, Connecticut 06901.
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The Adviser provides the Fund with advice on buying and selling securities.  For its services, the Adviser is entitled to receive a monthly management fee of 0.55% based upon the average daily net assets of the Fund.  For the fiscal year ended July 31, 2018, the Adviser did not receive advisory fees from the Fund, net of waivers.

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is available in the Fund’s semi-annual report for the period ended January 31, 2018.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the other O’Shaughnessy Funds offered in a separate prospectus.

Portfolio Managers
The Fund is managed by the Adviser.  The Adviser’s portfolio management team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are portfolio managers, James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Christopher Meredith, Principal and Director of Research, Patrick O’Shaughnessy, Principal and Chief Executive Officer and Scott Bartone, Principal and Director of Portfolio Management and Operations.

Messrs. James O’Shaughnessy, Patrick O’Shaughnessy, and Meredith have been associated with the Adviser in an investment capacity since 2007 and Mr. Bartone has been associated with the Adviser in an investment capacity since 2008. Messrs. James O’Shaughnessy and Meredith began managing the Fund in August 2010.  Messrs. Patrick O’Shaughnessy and Bartone began managing the Fund in November 2018.  From 2001 to 2007, Mr. James O’Shaughnessy was associated in an investment management capacity with Bear Stearns Asset Management.  Prior to joining Bear Stearns Asset Management, Mr. James O’Shaughnessy had investment management responsibilities at O’Shaughnessy Capital Management from 1987 to 1999 and at Netfolio, Inc. from 1999 to 2001.  Mr. James O’Shaughnessy is the lead manager of the Fund.  Any changes to the Fund’s investment strategies, factors, and/or models must be approved by Mr. James O’Shaughnessy.  Mr. Meredith is a Senior Portfolio Manager of the Fund.  Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Fund, however, Mr. James O’Shaughnessy is responsible for the execution of the overall strategy of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to certain other accounts (the “Composite”) managed by the Adviser.  The Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the Composite as indicative of the future performance of the Fund.
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The following table sets forth performance data relating to the Composite which represents the only accounts managed by the Adviser in a substantially similar manner to the portfolio of the Fund.  The data is provided to illustrate the past performance of the Adviser and portfolio managers in managing substantially similar accounts as measured against appropriate indices, and does not represent the performance of the Fund.  The Composite shown is not subject to the same types of expenses to which the Fund is subject, the Composite is rebalanced differently and less frequently than the Fund which will affect, among other things, transactions costs and may affect the comparability of performance, nor is the Composite subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code.  Consequently, the performance results for each Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (1/1/2003)
All Cap Core Composite (gross of fee)	0.23%	18.71%	16.40%	8.68%	11.90%
All Cap Core Composite (net of fee)	-1.99%	15.64%	13.66%	5.96%	9.17%
Russell 3000® Index(2)	2.43%	21.13%	15.58%	8.60%	10.25%

(1)	As of October 31, 2018, the All Cap Core Composite was comprised of 523 accounts with approximately $524,298,042 in assets.
(2)	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The management fee and operating expenses charged to institutional separate accounts in the Composite are 0.60% on the first $25 million and 0.55% on assets over $25 million.  The performance results shown are both gross and net of this fee.  The fees of the All Cap Core Composite differ from the fees of the Fund.  The fees and expenses associated with an investment in the Composite are lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Class A or Class C shares of the Fund, so that if the Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The methodology used to calculate the total return of the Composite is different than the U.S. Securities and Exchange Commission’s prescribed methods for calculating total return for mutual funds and may produce different results.  The Adviser claims compliance with the Global Investment Performance Standards (“GIPS®”).

Fund Expenses
The Fund is responsible for its own operating expenses.  The Adviser has agreed to temporarily waive all or a portion of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 0.85% and 1.60% of average daily net assets for the Fund’s Class A shares and Class C shares, respectively, through at least November 27, 2019.  The Adviser’s temporary expense limitations for the Fund may be discontinued at any time after November 27, 2019.  Any waiver of fees and payment of expenses made by the Adviser under the temporary expense limitations may not be recouped by the Adviser in subsequent fiscal years.
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Prior to January 1, 2015, the Adviser contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 1.24% and 1.99% of average daily net assets for the Fund’s Class A shares and Class C shares, respectively, through at least November 27, 2015.  The term of the Fund’s written operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Under a contractual operating expenses limitation agreement, the Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.  As of July 31, 2018, the Adviser had finished recouping all previously waived fees and Fund expenses paid by the Adviser.

Class I shares of the Fund are offered in a separate Prospectus.

SHAREHOLDER INFORMATION

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus.  All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. For the variations applicable to shares offered through Raymond James-sponsored platforms, please see “Appendix A – Financial Intermediary Sales Charge Variations.”  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix A.

Description of Share Classes
The Fund has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  Currently, the Fund has three classes of shares – Class A, Class C and Class I.  Class I shares of the Fund are offered in a separate Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load, a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•
Class C shares are charged a CDSC of 1.00%, if they are redeemed within twelve months of purchase.  Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.

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•
Class I shares are charged a 0.15% shareholder servicing plan fee but are not charged a front-end sales load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class A Shares If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the net asset value (“NAV”) per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Class A Shares Sales Charge Schedule
Amount of Transaction	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $50,000	5.25%	5.54%	5.25%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	**	**	**

*
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

**
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will assess a 1.00% CDSC on purchases of $1,000,000 or more as well as on transactions in accounts with an aggregated value of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 120 days of the date of the redemption.
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•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Purchases made during the 90 days prior to signing an LOI can be taken into consideration towards fulfillment of the LOI, no sales charge adjustment will be made to these purchases.  The reduced sales charge will only apply to new purchases.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 5.25% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine your new purchase of Class A shares with Class A and Class C shares you currently own in the Fund for the purpose of qualifying for the lower sales charge rates that apply to larger purchases of Class A shares.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on the maximum public offering price of all other Class A and Class C shares you own.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	Individual or joint accounts held in your name;

•	IRAs (Traditional, Roth, SEP, and SIMPLE IRAs);

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

A financial intermediary may impose different sales load discounts.  Sales load discount variations specific to certain financial intermediaries are described in Appendix A to this Prospectus.

Waiving Your Sales Charge
The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	O’Shaughnessy Asset Management, LLC and its affiliates; and
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o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Adviser also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Fund or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

A financial intermediary may impose different sales load waivers. Sales load waiver variations specific to certain financial intermediaries are described in Appendix A to this Prospectus.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.osfunds.com.

Class C Shares
You can buy Class C shares at the NAV without an up-front sales charge.  As described earlier, Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  The Adviser pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees.  The Adviser receives the distribution and service fees from the Fund’s distributor in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission.

If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 12 month holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A or Class I.
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Waiving Your CDSC
The Adviser reserves the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

•
We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.

•	We waive the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Adviser’s approval.

We also reserve the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Fund or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

A financial intermediary may impose different CDSC waivers. CDSC waiver variations specific to certain financial intermediaries are described in Appendix A to this Prospectus.

Share Price
Shares of the Fund are sold at their NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.  The Fund calculates its NAV per share based on the market prices or official closing price of the securities (other than money market instruments) it holds.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.
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In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange, including ADRs, EDRs and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  The Fund values most money market instruments that it holds at their amortized cost.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

The Fund will process purchase orders that it receives in good order and accept redemption orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund and share class, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

PURCHASING SHARES

There are several ways to purchase shares of the Fund.  An account application is used if you send money directly to the Fund by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund.

The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-291-7827.
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In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-291-7827 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

You may Purchase Shares through an Investment Broker
The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV, plus any applicable sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Fund or Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  Additionally, investors may be charged a fee if they effect transactions through a broker or agent.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
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You may Send Money to the Fund by Mail
If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to the O’Shaughnessy All Cap Core Fund) to:

Regular Mail	Overnight Delivery
O’Shaughnessy All Cap Core Fund	O’Shaughnessy All Cap Core Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

You may Wire Money to the Fund
If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.  If you do not receive this information within one business day, you may call the Transfer Agent at 1-877-291-7827.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Fund at 1-877-291-7827 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:	O’Shaughnessy All Cap Core Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-291-7827.  Your bank may charge you a fee for sending a wire payment to the Fund.
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You may Purchase Additional Shares by Telephone
Unless you have declined the purchase by telephone option on your account application and if your account has been open for at least 15 calendar days, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction request has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

When is Money Invested in the Fund?
Your share price will be the NAV plus any applicable sales charge next calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund and share class, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Fund in which you are investing.  All requests received in good order before 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on the next business day.

What is the Price of the Fund?
Class A shares of the Fund are sold at NAV per share plus any applicable sales charge; Class C shares of the Fund are sold at NAV per share.  The Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  The Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Minimum Investments
The minimum initial investment amount when establishing a new account with the Fund is $2,500 for Class A and Class C shares for all account types. The minimum subsequent investment is $100 for Class A and Class C shares for all account types. The Fund may, in its discretion and with appropriate advance notice, redeem any shareholder account (other than an account participating in the systematic investment program) that has a balance of less than $500. Shareholders will receive written notice at least 30 days in advance of any involuntary redemption and will be given the opportunity to purchase (subject to any applicable sales charges) the number of additional shares needed to bring the account value to $500.

The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

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•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor;

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor; and

•	existing clients of the Adviser, their employees and immediate family members of such employees.

Subsequent Investments
You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Fund at 1-877-291-7827.

Automatic Investment Plan (“AIP”)
You may make regular monthly, quarterly, semi-annual or annual investments in the Fund using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice for investment in the Fund on the day of the month you selected.  There is no charge by the Fund for this service.  The Fund may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent by telephone or in writing at least five calendar days prior to the effective date.  Once the initial minimum investment is made, the subsequent minimum investment amount is $100.  A request to change bank information may require a signature guarantee, signature authentication from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Fund as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

Purchase Programs
The preceding information regarding other purchase programs that the Fund offers is applicable only to holders of Class A and Class C shares.

REDEEMING SHARES

You have the right to redeem all or any portion of your shares of the Fund at the next calculated NAV per share, minus any applicable contingent deferred sales charge, on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.
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Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-877-291-7827.  Investors will be asked whether or not to withhold taxes from any distribution.

When are Redemption Payments Made?
Generally, the Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days.  As described below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer.

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual circumstances. The Fund may delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund.

The Fund reserves the right to redeem in-kind as described below in the “Other Redemption Information” section.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. As noted, redemptions in-kind are typically used in unusual circumstances.

No redemption request will become effective until the Transfer Agent has received all documents in good order.  Shareholders should contact the Transfer Agent at 1-877-291-7827 for further information concerning documentation required for redemption of Fund shares.  You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received.  Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This delay can be avoided by investing by wire to make your purchase.

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Redemptions in Writing
You may redeem your shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable.  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  You should send your redemption request to:

Regular Mail	Overnight Delivery
O’Shaughnessy All Cap Core Fund	O’Shaughnessy All Cap Core Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemptions by Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be applied.  If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds.  In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By establishing telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.’
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You may request telephone redemption privileges after your account is opened; however, the request may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Signature Guarantees
A signature guarantee of each account owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

—	When ownership is being changed on your account;

—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	When a redemption is received by the Transfer Agent and the account has changed within the last 15 calendar days; and/or

—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

Systematic Withdrawal Plan (“SWP”)
The Fund offers a SWP whereby you may request a predetermined amount be sent to you monthly, quarterly or annually. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500.  The SWP may be terminated or modified by you or the Fund at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five calendar days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.
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Other Redemption Information
Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (redemption-in-kind).  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the fair value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
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In compliance with Rule 22c-2 of the 1940 Act, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Fund charges a 2.00% redemption fee on the redemption and exchange of Fund shares held for 90 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvested distributions or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Fund’s redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;

•	minimum required distributions from retirement accounts;

•	redemptions resulting in the settlement of an estate due to the death of the shareholder;

•	shares acquired through reinvestment of distributions (dividends and capital gains); and

•	redemptions initiated through an automatic withdrawal plan.

Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
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DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, an affiliate of the Transfer Agent, 777 East Wisconsin Avenue, 6th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund (“Quasar” or “Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan
The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund’s Class A shares and Class C shares to pay distribution and service fees for the sale, distribution and servicing of their shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% and 1.00% of average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class A and Class C shares of the Fund.  Under the Service Plan, Class A and Class C shares of the Fund may pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser has voluntarily agreed to limit the accrual of the shareholder servicing plan fees for the Class A and Class C shares of the Fund to 0.00% through November 27, 2019.

Service Fees – Additional Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to distribution and service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.
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GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a $500 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Purchasing Shares.”

Your financial intermediary may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-877-291-7827 at least annually to ensure your account remains in active status.
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If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Fund Mailings
Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Dividends from net investment income, if any, normally are declared and paid by the Fund in December.  Capital gain distributions, if any, are also normally made in December but the Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.  Distributions are taxable whether received in cash or additional Fund shares.

If you elect to receive any distributions paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-877-291-7827.  Any changes should be submitted five days prior to the payment date of the distribution.
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32

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Fund take into consideration any tax implications to shareholders when implementing its investment strategies.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.  Depending on the composition of its underlying investments, a portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Generally, none or only a small portion of the income dividends paid to you as a result of a Fund’s investment in REITs is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.  The eligibility for qualified dividend tax rates depends on the underlying investments of the Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  A 3.8% surtax applies to the net investment income, which generally will include dividends and capital gains from an investment in the Fund, of shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S Corporation. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Fund, to the extent that the Fund invest REITs or MLPs, to pass through to non-corporate shareholders the character or ordinary REIT dividends or income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Fund, to the extent that the Fund invest in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporated shareholders the ability to claim this deduction.

By law, the Fund must withhold as backup withholding a percentage (currently 24%), at a rate under section 3406 of the Code for U.S. residents, of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.
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Additional information related to the tax status of the Fund and the tax consequences of investing in them is contained in the SAI.  Tax consequences are not the primary consideration of the Fund when making its investment decisions.  You should consult your own adviser concerning federal, state and local taxation of distributions from the Fund.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.  The figures presented in the average annual total returns table reflect all dividends reinvested.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.
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34

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of the Fund for the fiscal period shown.  Certain information reflects financial results for a single share of the Fund.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report dated July 31, 2018, which is available free of charge upon request.

O’Shaughnessy All Cap Core Fund
For a share outstanding throughout the year
Class A Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of year	$16.85	$14.87	$15.91	$17.07	$15.98

Income from investment operations:
Net investment income†	0.17	0.20	0.18	0.17	0.12
Net realized and unrealized gain/(loss) on investments	2.01	3.05	(0.01)	1.17	2.35
Total from investment operations	2.18	3.25	0.17	1.34	2.47

Less distributions:
From net investment income	(0.30)	(0.32)	(0.08)	(0.07)	(0.13)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.71)	(1.27)	(1.24)	(2.50)	(1.38)

Redemption fees retained	0.00 †^	—	0.03 †	—	—

Net asset value, end of year	$13.32	$16.85	$14.87	$15.91	$17.07

Total return	16.06%	22.78%	1.45%	8.19%	15.89%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,278	$1,916	$2,077	$2,379	$6,471

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement/recoupment	2.96%	2.01%	1.15%	1.03%	1.01%
After fee waiver and expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.93%#	1.23%

Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement/recoupment	(0.91)%	0.13%	0.91%	0.93%	0.91%
After fee waiver and expense reimbursement/recoupment	1.20%	1.29%	1.21%	1.03%	0.69%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.
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35

O’Shaughnessy All Cap Core Fund

For a share outstanding throughout the year

Class C Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of year	$16.13	$14.30	$15.41	$16.68	$15.67

Income from investment operations:
Net investment income/(loss)†	0.12	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	1.91	2.92	(0.02)	1.15	2.31
Total from investment operations	2.03	3.00	0.05	1.19	2.30

Less distributions:
From net investment income	(0.12)	(0.22)	—	(0.03)	(0.04)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.53)	(1.17)	(1.16)	(2.46)	(1.29)

Redemption fees retained	—	—	—	—	0.00 †^

Net asset value, end of year	$12.63	$16.13	$14.30	$15.41	$16.68

Total return	15.77%	21.83%	0.45%	7.40%	15.02%

Ratios/supplemental data:
Net assets, end of year (thousands)	$4,009	$5,782	$8,521	$10,082	$10,139

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement/recoupment	3.31%	2.71%	1.90%	1.77%	1.76%
After fee waiver and expense reimbursement/recoupment	1.16%	1.60%	1.60%	1.67%#	1.98%

Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement/recoupment	(1.26)%	(0.54)%	0.17%	0.14%	0.18%
After fee waiver and expense reimbursement/recoupment	0.89%	0.57%	0.47%	0.24%	(0.04)%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

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36

Investment Adviser
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.
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PN-1

O’Shaughnessy All Cap Core Fund

A Series of Advisors Series Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual report (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.osfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-877-291-7827 or by writing to:

O’Shaughnessy All Cap Core Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)
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Appendix A

Financial Intermediary Sales Charge Variations

As noted under “Shareholder Information,” beginning on page 16, a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
☐     Shares purchased in an investment advisory program.
☐     Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Fund family).
☐     Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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A-1

Appendix A

☐     Shares purchased from the proceeds of redemptions within the same Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
☐     A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
☐     Death or disability of the shareholder.
☐     Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
☐     Return of excess contributions from an IRA Account.
☐     Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.
☐     Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
☐     Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
☐     Breakpoints as described in this prospectus.
☐     Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible Fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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A-2

P R O S P E C T U S
November 28, 2018

O’Shaughnessy All Cap Core Fund
Class I – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I – OFMIX

(Each a “Fund,” together, the “Funds”)

Each Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Table of Contents - Class I - Prospectus

SUMMARY SECTION

O’Shaughnessy All Cap Core Fund

Investment Objective
The O’Shaughnessy All Cap Core Fund’s (the “All Cap Core Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Core Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	2.17%
Total Annual Fund Operating Expenses	2.72%
Less: Fee Waiver and Expense Reimbursement(1)	-2.12%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.60%

(1)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the All Cap Core Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.60% of the average daily net assets of Class I (the “expense limitation”).  The expense limitation may be discontinued at any time after November 27, 2019.  The Adviser may not recoup amounts subject to the expense limitation in future periods.

Example
This Example is intended to help you compare the cost of investing in the All Cap Core Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$642	$1,250	$2,895

Portfolio Turnover
The All Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Table of Contents - Class I - Prospectus

Principal Investment Strategies of the Fund
Under normal market conditions, the All Cap Core Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth and value characteristics using a factor-based model.  In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The All Cap Core Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The All Cap Core Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the All Cap Core Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the All Cap Core Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the All Cap Core Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

Table of Contents - Class I - Prospectus

•	Management Risk. The All Cap Core Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Sector Risk.  To the extent the All Cap Core Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Depositary Receipt Risk.  The All Cap Core Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Large-Sized Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the All Cap Core Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the All Cap Core Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce All Cap Core Fund performance.

Table of Contents - Class I - Prospectus

Performance
The following performance information provides some indication of the risks of investing in the All Cap Core Fund.  The bar chart shows the Fund’s Class I shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Calendar Year Total Return as of December 31 – Class I

The Fund’s year-to-date return as of September 30, 2018 was 10.46%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.79% for the quarter ended March 31, 2013, and the lowest quarterly return was -16.36% for the quarter ended September 30, 2011 .

Average Annual Total Returns
(for the period ended December 31, 2017)
Class I Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	19.57%	15.99%	14.84%
Return After Taxes on Distributions	9.78%	11.93%	12.03%
Return After Taxes on Distributions and Sale of Fund Shares	18.01%	12.36%	11.87%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	15.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	15.50%

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the All Cap Core Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Table of Contents - Class I - Prospectus

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since August 2010 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem All Cap Core Fund shares on any business day by written request via mail (O’Shaughnessy All Cap Core Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The All Cap Core Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the All Cap Core Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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O’Shaughnessy Enhanced Dividend Fund

Investment Objective
The O’Shaughnessy Enhanced Dividend Fund’s (the “Enhanced Dividend Fund”) investment objective is to seek long-term capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Dividend Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	1.55%
Total Annual Fund Operating Expenses	2.20%
Less: Fee Waiver and Expense Reimbursement(1)	-1.21%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%

(1)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Enhanced Dividend Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$572	$1,069	$2,439

Portfolio Turnover
The Enhanced Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio .

Table of Contents - Class I - Prospectus

Principal Investment Strategies of the Fund
Under normal market conditions, the Enhanced Dividend Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in dividend-paying securities.  Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy.  Such dividend-paying securities primarily include common stocks and other equity securities, including preferred stocks, convertible securities, and rights and warrants to purchase common stock, of medium to large capitalization companies listed on U.S. exchanges. Dividend-paying securities also include depositary receipts of foreign based companies (i.e., American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  The Fund may also invest up to 25% of its total assets in equity securities of small capitalization companies which the Adviser defines by reference to those companies within the capitalization range of the Russell 2000® Index (which consisted of companies with capitalizations from approximately $8.6 million up to approximately $6.2 billion as of August 31, 2018).

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, fair valuations, strong financial strength, market capitalization and volume.  The Adviser may eliminate or substitute factors at its discretion.  From this group of securities, the Adviser then employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data (for example, companies’ past dividend yields and dividend yield rankings) to identify those securities with high dividend yields.  Finally, the Adviser employs an “enhanced” strategy by overweighting those securities that it believes have the highest dividend yields.  Portfolio securities may be sold generally upon periodic rebalancings of the Enhanced Dividend Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.  As of July 31, 2018, 25% of the Fund’s total investments were invested in the financial sector.

The Fund may invest a portion or all of its total assets in the securities of foreign issuers, including those in emerging markets and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) and foreign real estate companies.  The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Enhanced Dividend Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.  The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Enhanced Dividend Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Enhanced Dividend Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Table of Contents - Class I - Prospectus

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Enhanced Dividend Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Enhanced Dividend Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Sector Risk.  To the extent the Enhanced Dividend Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

o
Financial Sector Risk.  The Enhanced Dividend Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Depositary Receipt Risk.  The Enhanced Dividend Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

Table of Contents - Class I - Prospectus

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Enhanced Dividend Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Enhanced Dividend Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance
The following performance information provides some indication of the risks of investing in the Enhanced Dividend Fund.  The bar chart shows the Fund’s Class I shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Calendar Year Total Return as of December 31 – Class I

The Fund’s year-to-date return as of September 30, 2018 was 3.87%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.38% for the quarter ended September 30, 2013, and the lowest quarterly return was -14.08% for the quarter ended September 30, 2011.
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Average Annual Total Returns
(for the period ended December 31, 2017)
Class I Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	18.28%	6.03%	7.44%
Return After Taxes on Distributions	17.55%	4.91%	6.58%
Return After Taxes on Distributions and Sale of Fund Shares	10.85%	4.69%	6.06%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.55%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	14.10%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Enhanced Dividend Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Enhanced Dividend Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since August 2010 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Enhanced Dividend Fund shares on any business day by written request via mail (O’Shaughnessy Enhanced Dividend Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Enhanced Dividend Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Table of Contents - Class I - Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Enhanced Dividend Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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O’Shaughnessy Market Leaders Value Fund

Investment Objective
The O’Shaughnessy Market Leaders Value Fund’s (the “Value Fund”) investment objective is to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.74%
Less: Fee Waiver and Expense Reimbursement(1)	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%

(1)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.65% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$228	$403	$910

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Table of Contents - Class I - Prospectus

Principal Investment Strategies of the Fund
Under normal market conditions, the Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities.  The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data.  The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.  As of July 31, 2018, 31% of the Fund’s total investments were invested in the financial sector.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume.  The Value Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase.  While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case.  An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases.  Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.

The Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index.  The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Value Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Value Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Value Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Table of Contents - Class I - Prospectus

•
Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Value Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Large-Sized Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Depositary Receipt Risk.  The Value Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Table of Contents - Class I - Prospectus

•
Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Sector Risk.  To the extent the Value Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

o
Financial Sector Risk.  The Value Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

•
Investment Company Risk.  When the Value Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance
The following information provides some indication of the risks of investing in the Value Fund.  The bar chart shows the annual return for the Fund’s Class I shares for one year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of September 30, 2018 was 4.92%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.50% for the quarter ended December 31, 2017 and the lowest quarterly return was 3.13% for the quarter ended March 31, 2017.

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Average Annual Total Returns
(for the period ended December 31, 2017)
Class I Shares	1 Year	Since Inception (02/26/2016)
Return Before Taxes	24.64%	24.09%
Return After Taxes on Distributions	23.58%	23.36%
Return After Taxes on Distributions and Sale of Fund Shares	14.80%	18.70%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	13.66%	19.79%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Value Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since February 2016 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Value Fund shares on any business day by written request via mail (O’Shaughnessy Market Leaders Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Table of Contents - Class I - Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Value Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Class I - Prospectus

O’Shaughnessy Small Cap Value Fund

Investment Objective
The O’Shaughnessy Small Cap Value Fund’s (the “Small Cap Fund”) investment objective is to seek long-term capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.80%
Other Expenses	1.68%
Total Annual Fund Operating Expenses	2.48%
Less: Fee Waiver and Expense Reimbursement(2)	-1.49%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%

(1)	Effective November 28, 2018, the Fund’s management fee was reduced from 0.85% to 0.80%.
(2)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 0.99% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$630	$1,186	$2,703

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of small cap companies.  Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are included in the Russell 2000 Value® Index (which consisted of companies with capitalizations from approximately $14.6 million up to approximately $6.1 billion as of August 31, 2018).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Small Cap Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small Cap Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. The Small Cap Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Small-Sized Company Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar.  Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Depositary Receipt Risk.  The Small Cap Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

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•
Sector Risk.  To the extent the Small Cap Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Investment Company Risk.  When the Small Cap Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance

The following information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart shows the annual return for the Fund’s Class I shares for one year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.osfunds.com or by calling the Fund toll-free at 1-877-291-7827.

Calendar Year Total Return as of December 31 – Class I

The Fund’s calendar year-to-date return as of September 30, 2018 was 6.14%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.40% for the quarter ended December 31, 2017 and the lowest quarterly return was 0.84% for the quarter ended June 30, 2017.

Average Annual Total Returns
(for the period ended December 31, 2017)
Class I Shares	1 Year	Since Inception (02/26/2016)
Return Before Taxes	11.24%	21.89%
Return After Taxes on Distributions	9.89%	20.91%
Return After Taxes on Distributions and Sale of Fund Shares	7.45%	16.96%
Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)	7.84%	25.06%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Small Cap Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since February 2016 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small Cap Fund shares on any business day by written request via mail (O’Shaughnessy Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Small Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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O’Shaughnessy Small/Mid Cap Growth Fund

Investment Objective
The O’Shaughnessy Small/Mid Cap Growth Fund’s (the “Small/Mid Cap Growth Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	1.23%
Total Annual Fund Operating Expenses	1.83%
Less: Fee Waiver and Expense Reimbursement(1)	-0.64%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.19%
(1)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) do not exceed 1.19% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least November 27, 2019, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Small/Mid Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$513	$931	$2,095

Portfolio Turnover
The Small/Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Small/Mid Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in common stocks and other equity securities of small- and medium-sized companies.  Shareholders will receive at least 60 days’ prior written notice before a change in this 80% policy.  Under current market conditions, the Adviser defines small- and medium-sized companies by reference to those companies within the capitalization range of the Russell Midcap® Index (which consisted of companies with capitalizations from approximately $2.5 billion up to approximately $34.7 billion as of August 31, 2018) or the Russell 2500™ Index (which consisted of companies with capitalizations from approximately $8.6 million up to approximately $22.6 billion as of August 31, 2018).  The Fund may from time to time emphasize investment in certain sectors of the market. As of July 31, 2018, 25% of the Fund’s total investments were invested in the technology sector.

The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth characteristics using a factor-based model.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small/Mid Cap Growth Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small/Mid Cap Growth Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).  The Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Small/Mid Cap Growth Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small/Mid Cap Growth Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small/Mid Cap Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Small/Mid Cap Growth Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Small/Mid Cap Growth Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Growth Stock Risk. The risk that growth style companies lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Sector Risk. To the extent the Small/Mid Cap Growth Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

o
Technology Sector Risk.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Depositary Receipt Risk.  The Small/Mid Cap Growth Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Small/Mid Cap Growth Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Small/Mid Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
The following performance information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund.  The bar chart shows the Fund’s Class I shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Calendar Year Total Return as of December 31 – Class I

The Fund’s year-to-date return as of September 30, 2018 was 16.07%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.22% for the quarter ended March 31, 2013, and the lowest quarterly return was -24.74% for the quarter ended September 30, 2011.

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Average Annual Total Returns
(for the period ended December 31, 2017)
Class I Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	13.85%	13.01%	12.89%
Return After Taxes on Distributions	11.52%	10.79%	11.33%
Return After Taxes on Distributions and Sale of Fund Shares	9.73%	10.08%	10.32%
Russell 2500 Growth™ Index (reflects no deduction for fees, expenses, or taxes)	24.46%	15.47%	16.17%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small/Mid Cap Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Small/Mid Cap Growth Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund.  Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since August 2010 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small/Mid Cap Growth Fund shares on any business day by written request via mail (O’Shaughnessy Small/Mid Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Small/Mid Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small/Mid Cap Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
 STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

All Cap Core Fund

Investment Objective
The All Cap Core Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the All Cap Core Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth and value characteristics using a factor-based model.  In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively-driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

The All Cap Core Fund emphasizes a core style of investing, which means that it may purchase and hold equity securities that may have “growth” and/or “value” characteristics.  The market prices of growth securities may be more volatile than other types of investments.  The returns on such securities may or may not move in tandem with the returns on other styles of investing or the overall securities markets.  The value style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall securities markets.  Different types of securities tend to shift in and out of favor depending on market and economic conditions.

The All Cap Core Fund may from time to time emphasize investment in certain sectors of the market.

Enhanced Dividend Fund

Investment Objective
The Enhanced Dividend Fund’s investment objective is to seek long-term capital appreciation and income.  The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, or if its 80% policy changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

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Principal Investment Strategies and Risks
Under normal market conditions, the Enhanced Dividend Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in dividend-producing securities.  Such dividend-paying securities primarily include common stocks and other equity securities, including preferred stocks, convertible securities, and rights and warrants to purchase common stock, of medium to large capitalization companies listed on U.S. exchanges. Dividend-paying securities also include depositary receipts of foreign based companies (i.e., ADRs, EDRs, GDRs, etc.) whose common stock is not itself listed on a U.S. exchange.  The Fund may also invest up to 25% of its total assets in equity securities of small capitalization companies which the Adviser defines by reference to those companies within the capitalization range of the Russell 2000® Index (which consisted of companies with capitalizations from approximately $8.6 million up to approximately $6.2 billion as of August 31, 2018).

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, fair valuations, strong financial strength, market capitalization and volume.  The Adviser may eliminate or substitute factors at its discretion.  From this group of securities, the Adviser then employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data (for example, companies’ past dividend yields and dividend yield rankings) to identify those securities with high dividend yields.  Finally, the Adviser employs an “enhanced” strategy by overweighting those securities that it believes have the highest dividend yields.  Portfolio securities may be sold generally upon periodic rebalancings of the Enhanced Dividend Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively-driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

Securities’ prices of small- and medium-sized companies in which the Enhanced Dividend Fund may invest often fluctuate more and may fall more than the securities’ prices of the larger-sized, more established companies.  The ability of the Fund’s portfolio holdings to generate income is dependent on the earnings and the continuing declaration of dividends by the issuers of such securities.  The values of income-producing equity securities may or may not fluctuate in tandem with overall changes in the stock markets.  The Fund’s investments in convertible securities are affected by changes similar to those of equity and debt securities.  The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

The Enhanced Dividend Fund may from time to time emphasize investment in certain sectors of the market.  As of July 31, 2018, 25% of the Fund’s total investments were invested in the financial sector.

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Market Leaders Value Fund

Investment Objective
The Value Fund’s investment objective is to seek long-term capital appreciation and current income.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to ADRs, preferred stocks, limited partnerships, and convertible securities.  The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data.  The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume.  The Value Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase.  While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case.  An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases.  Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to clients, in order to better achieve the investment objective.

The Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the MSCI Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, EDRs, and GDRs, etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including ETFs.

The Value Fund may from time to time emphasize investment in certain sectors of the market.  As of July 31, 2018, 31% of the Fund’s total investments were invested in the financial sector.

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Small Cap Value Fund

Investment Objective
The Small Cap Fund’s investment objective is to seek long-term capital appreciation and income.  The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, or if its 80% policy changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of commons stocks of small cap companies.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are contained in the Russell 2000® Value Index (which consisted of companies with capitalizations from approximately $14.6 million up to approximately $6.1 billion as of August 31, 2018).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  For selling decisions, the Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the MSCI Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, EDRs, and GDRs, etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  The Fund may invest up to 10% of its total assets in other investment companies, including ETFs.

The Small Cap Fund may from time to time emphasize investment in certain sectors of the market .

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Small/Mid Cap Growth Fund

Investment Objective
The Small/Mid Cap Growth Fund’s investment objective is to seek long-term capital appreciation.  The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, or if its 80% policy changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Small/Mid Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a portfolio of common stocks and other equity securities of small- and medium-sized companies.  Under current market conditions, the Adviser defines small- and medium-sized companies by reference to those companies within the capitalization range of the Russell Midcap® Index (which consisted of companies with capitalizations from approximately $2.5 billion up to approximately $34.7 billion as of August 31, 2018) or the Russell 2500™ Index (which consisted of companies with capitalizations from approximately $8.6 million up to approximately $22.6 billion as of August 31, 2018).

The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth characteristics using a factor-based model.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Adviser’s proprietary quantitatively driven approach may lead to periods of volatility in returns and the returns on the Fund’s portfolio may or may not move in tandem with the returns of other styles of investing or the overall securities markets.  Investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund.

The Small/Mid Cap Growth Fund does not limit its investments to any single group or type of security.  The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources, or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.

The Small/Mid Cap Growth Fund may from time to time emphasize investment in certain sectors of the market.  As of July 31, 2018, 25% of the Fund’s total investments were invested in the technology sector.

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Related Risks – All Funds

Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

Management Risk.  The skill of the Adviser will play a significant role in each Fund’s ability to achieve its investment objective.  Each Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, each Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select investments, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Sector Risk.  To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when a Fund’s investments are categorized into its respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on a Fund than a fund with fewer holdings in that sector.

Small- and Medium-Sized Companies Risk.  The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent a Fund invests in small- or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

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Foreign Securities, Emerging Markets and Foreign Currency Risk.  Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.  Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers.  These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.  Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers.  There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.  Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Funds may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Funds are not fully invested or attractive investment opportunities are foregone.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, each Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.

The Funds may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.  The Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

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The Funds may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.  Such strategies may be employed before a Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

The Funds’ investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks.  These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, a Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Depositary Receipt Risk.  Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.  In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.  Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Investment Company Risk.  Each Fund may invest in other investment companies, including ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  The Funds primarily use such investments to gain exposure to investments in certain foreign markets when local law prohibits the Fund from investing directly in that market and when direct investments in certain countries are not permitted by foreign investors.  ETFs may also be utilized to seek to track the performance of various securities indices.  Investments in other investment companies, including ETFs, may involve duplication of management fees and certain other expenses.

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When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Other Investments and Risk Factors – All Funds
For cash management purposes, the Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  Repurchase agreements are considered loans by a Fund and are subject to the risk of default by the other party.  The Funds will only enter into such agreements with parties deemed to be creditworthy by the Funds’ investment adviser under guidelines approved by the Board.

As a non-principal investment strategy, each Fund may hold up to 15% of its net assets in illiquid securities and certain restricted securities.  Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Funds is contained in the Funds’ SAI.

Temporary Defensive Strategy – All Funds
When adverse market, economic, political or other conditions dictate a more defensive investment strategy, each Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in cash equivalents including money-market funds, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by a Fund.  Each Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.  In taking such a defensive position, a Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

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Related Risks – All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund

REITs and Foreign Real Estate Company Risk.  Each Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States.  REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans.  REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies.  REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as a Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Portfolio Turnover Risk.  Each Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons.  Each Fund’s portfolio turnover rate may vary from year to year.  A high portfolio turnover rate (100% or more) increases a Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if a Fund had lower portfolio turnover.  The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Related Risk – All Cap Core Fund, Enhanced Dividend Fund and Market Leaders Value Fund

Large-Sized Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Related Risk – Market Leaders Value Fund and Small Cap Value Fund

Value Stock Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed.  While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Frontier Market Risk.  Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less-developed capital markets, more political and economic instability, weaker legal, financial accounting and regulatory infrastructure, and more governmental limitations on foreign investments than typically found in more developed countries, and frontier markets typically have greater market volatility, lower trading volume, lower capital flow, less investor participation, fewer large global companies, and greater risk of a market shutdown than more developed markets.  Frontier markets are more prone to economic shocks associated with political and economic risks than are emerging markets generally. Many frontier market countries may be dependent on commodities, foreign trade or foreign aid.

Related Risk – Enhanced Dividend Fund and Value Fund

Financial Sector Risk.  The Funds currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector.  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge.  The profitability of financial services companies is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or as a result of increased competition.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.  These actions have caused the securities of many financial services companies to experience dramatic declines in value.  Credit losses resulting from financial difficulties of corporate, consumer and government borrowers and financial losses associated with investment activities can negatively impact the sector.  Insurance companies may be subject to severe price competition.

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Related Risk – Small/Mid Cap Growth Fund

Growth Stock Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Technology Sector Risk.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the O’Shaughnessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-291-7827 and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUNDS

Investment Adviser
O’Shaughnessy Asset Management, LLC is the Funds’ investment adviser and delivers a broad range of equity portfolios to individual investors, institutional investors and the high net-worth clients of financial advisors.  It also serves as a sub-adviser to a family of mutual funds that are registered in Canada.  As of October 31, 2018, the Adviser had $5,848,437,591 discretionary assets under management and $504,254,442 non-discretionary assets under advisement.  The Adviser’s principal office is located at 6 Suburban Avenue, Stamford, Connecticut 06901.

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The Adviser provides the Funds with advice on buying and selling securities.  For its services, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

All Cap Core Fund	0.55%
Enhanced Dividend Fund	0.65%
Market Value Fund	0.55%
Small Cap Value Fund	0.80%
Small/Mid Cap Growth Fund	0.60%

For the Value Fund, for the fiscal year ended July 31, 2018, the Adviser received management fees of 0.39% of the Fund’s average daily net assets, net of waivers.  For the All Cap Core Fund, Enhanced Dividend Fund, Small Cap Fund and Small/Mid Cap Growth Fund, for the fiscal year ended July 31, 2018, the Adviser did not receive advisory fees from the Funds, net of waivers. Prior to November 28, 2018, the Small Cap Value Fund’s management fee was 0.85%.

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is available in the Funds’ semi-annual report for the period ended January 31, 2018.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers
The Funds are managed by the Adviser.  The Adviser’s portfolio management team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are portfolio managers, James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Christopher Meredith, Principal and Director of Research, Patrick O’Shaughnessy, Principal and Chief Executive Officer and Scott Bartone, Principal and Director of Portfolio Management and Operations.

Messrs. James O’Shaughnessy, Patrick O’Shaughnessy, and Meredith have been associated with the Adviser in an investment capacity since 2007 and Mr. Bartone has been associated with Adviser in an investment capacity since 2008. Messrs. James O’Shaughnessy and Meredith began managing the All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund in August 2010 and the Value Fund and Small Cap Fund in February 2016.  Messrs. Patrick O’Shaughnessy and Bartone began managing the Funds in November 2018. From 2001 to 2007, Mr. James O’Shaughnessy was associated in an investment management capacity with Bear Stearns Asset Management.  Prior to joining Bear Stearns Asset Management, Mr. James O’Shaughnessy had investment management responsibilities at O’Shaughnessy Capital Management from 1987 to 1999 and at Netfolio, Inc. from 1999 to 2001. Mr. James O’Shaughnessy is the lead manager of each Fund.  Any changes to the Funds’ investment strategies, factors, and/or models must be approved by Mr. James O’Shaughnessy.  Mr. Meredith is a Senior Portfolio Manager of each Fund.  Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Funds, however, Mr. James O’Shaughnessy is responsible for the execution of the overall strategy of each Fund.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Similarly Managed Account Performance
Each Fund is managed in a manner that is substantially similar to certain other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Adviser.  Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund.  The individuals responsible for the management of the Composites are the same individuals responsible for the management of the Funds.  You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

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The following tables set forth performance data relating to the Composites which represent the only accounts managed by the Adviser in a substantially similar manner to the portfolios of the Funds.  The data is provided to illustrate the past performance of the Adviser and portfolio managers in managing substantially similar accounts as measured against appropriate indices, and does not represent the performance of the Funds.  The Composites shown are not subject to the same types of expenses to which the Funds are subject, the Composites are rebalanced differently and less frequently than the Funds which will affect, among other things, transactions costs and may affect the comparability of performance, nor are the Composites subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Code.  Consequently, the performance results for each Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (1/1/2003)
All Cap Core Composite (gross of fee)	0.23%	18.71%	16.40%	8.68%	11.90%
All Cap Core Composite (net of fee)	-1.99%	15.64%	13.66%	5.96%	9.17%
Russell 3000® Index(2)	2.43%	21.13%	15.58%	8.60%	10.25%

(1)	As of October 31, 2018, the All Cap Core Composite was comprised of 523 accounts with approximately $524,298,042 in assets.
(2)	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The management fee and operating expenses charged to institutional separate accounts in the All Cap Core Composite are 0.60% on the first $25 million and 0.55% on assets over $25 million.  The performance results shown are both gross and net of this fee.  The fees of the All Cap Core Composite differ from the fees of the O’Shaughnessy All Cap Core Fund.  The fees and expenses associated with an investment in the All Cap Core Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the All Cap Core Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (5/1/2003)
Enhanced Dividend Composite (gross of fees)	-4.00%	20.40%	6.91%	5.28%	9.42%
Enhanced Dividend Composite (net of fees)	-6.26%	17.09%	4.38%	2.59%	6.71%
MSCI All Country World Index(2)	-3.96%	23.97%	10.80%	4.65%	8.97%
Russell 1000 Value® Index(3)	-1.46%	13.66%	14.04%	7.10%	9.52%

(1)	As of October 31, 2018, the Enhanced Dividend Composite was comprised of 800 accounts with approximately $239,320,264 in assets.
(2)
The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

(3)
The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

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The management fee and operating expenses charged to institutional separate accounts in the Enhanced Dividend Composite are 0.70% on the first $25 million and 0.65% on assets over $25 million.  The performance results shown are both gross and net of this fee.  The fees of the Enhanced Dividend Composite differ from the fees of the O’Shaughnessy Enhanced Dividend Fund.  The fees and expenses associated with an investment in the Enhanced Dividend Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Enhanced Dividend Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (12/1/2001)
Market Leaders Value Composite (gross of fee)	-1.25%	24.72%	16.91%	11.90%	12.27%
Market Leaders Value Composite (net of fee)	-2.13%	23.41%	16.01%	10.46%	10.57%
Russell 1000 Value® Index(2)	-1.46%	13.66%	14.04%	7.10%	7.90%

(1)	As of October 31, 2018, the Market Leaders Value Composite was comprised of 1,263 accounts with approximately $1,847,888,404 in assets.
(2)	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The management fee and operating expenses charged to institutional separate accounts in the Market Leaders Value Composite are 0.55% on the first $25 million, 0.45% on assets over $25 million and 0.35% on assets over $100 million.  The performance results shown are both gross and net of all fees.  The fees of the Value Composite differ from the fees of the Value Fund.  The fees and expenses associated with an investment in the Market Leaders Value Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Market Leaders Value Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017(1)
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (3/1/2004)
Small Cap Value Composite (gross of fee)	-2.52%	11.26%	15.76%	11.19%	12.63%
Small Cap Value Composite (net of fee)	-3.68%	9.61%	13.93%	9.20%	10.47%
Russell 2000 Value® Index(2)	-2.46%	7.84%	13.01%	8.17%	8.18%

(1)	As of October 31, 2018, the Small Cap Value Composite was comprised of 42 accounts with approximately $44,552,074 in assets.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

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The management fee and operating expenses charged to institutional separate accounts in the Small Cap Value Composite are 0.85% on the first $25 million, 0.75% on assets over $25 million and 0.60% on assets over $100 million.  The performance results shown are both gross and net of all fees.  The fees of the Small Cap Value Composite differ from the fees of the Small Cap Fund.  The fees and expenses associated with an investment in the Small Cap Value Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Small Cap Value Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Performance Results	Year to Date Return through October 31, 2018(1)	Average Annual Returns for the Periods Ended December 31, 2017
		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (11/1/1996)
Small/Mid Cap Growth Composite (gross of fees)	3.85%	15.12%	14.44%	4.70%	10.53%
Small/Mid Cap Growth Composite (net of fees)	2.96%	13.93%	12.60%	2.65%	8.80%
Russell 2500 Growth™ Index(2)	1.87%	24.46%	15.47%	9.62%	8.56%

(1)	As of October 31, 2018, the Small/Mid Cap Growth Composite was comprised of 18 accounts with approximately $23,301,247 in assets.
(2)
The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The management fee and operating expenses charged to institutional separate accounts in the Small/Mid Cap Growth Composite are 0.65% on the first $25 million and 0.60% on assets over $25 million.  The performance results shown are both gross and net of this fee.  The fees of the Small Mid/Cap Growth Composite differ from the fees of the Small/Mid Cap Growth Fund.  The fees and expenses associated with an investment in the Small/Mid Cap Growth Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Small Mid/Cap Growth Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The methodology used to calculate the total return of the Composites is different than the Securities and Exchange Commission’s prescribed methods for calculating total return for mutual funds and may produce different results.  The Adviser claims compliance with the Global Investment Performance Standards (“GIPS®”).

Fund Expenses
The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed, however, to waive its management fees and pay expenses of each Fund (except the All Cap Core Fund) to ensure that its Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed its average net assets on an annual basis as follows:

Class I
Enhanced Dividend Fund	0.99%
Value Fund	0.65%
Small Cap Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

The term of the Funds’ contractual operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses. Prior to November 28, 2018, the Value Fund and the Small Cap Fund had temporary expense limitations in place.

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The Adviser has agreed to temporarily waive all or a portion of its management fee and pay All Cap Core Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit the Fund’s Total Annual Fund Operating Expenses to 0.60%, of the Fund’s average daily net assets for Class I shares through at least November 27, 2019.  Any waiver of fees and payment of expenses made by the Adviser under the temporary expense limitation may not be recouped by the Adviser in subsequent fiscal years.

The All Cap Core Fund offers Class A and Class C shares in a separate Prospectus.

The Enhanced Dividend Fund and Small/Mid Cap Growth Fund waived fees during the fiscal year ended July 31, 2018.  The Advisor is not able to recoup the fees waived in the All Cap Core Fund which is subject to the temporary expense limitation.  Prior to November 28, 2018, the Advisor was not able to recoup the fees waived in the Value Fund or the Small Cap Fund, as those Funds were subject to the temporary expense limitations. Cumulative expenses subject to recapture under the Funds’ operating expenses limitation agreement and the year of expiration are as follows:

	2019	2020	2021	Total
Enhanced Dividend Fund	$98,030	$123,137	$134,136	$355,303
Small/Mid Cap Growth Fund	$93,949	$96,308	$99,587	$289,844

SHAREHOLDER INFORMATION

Description of Share Classes
The Funds have adopted a multiple class plan that allows each Fund to offer one or more classes of shares.  Currently, the All Cap Core Fund, has three classes of shares – Class A, Class C and Class I, and the Enhanced Dividend Fund, Value Fund, Small Cap Fund and Small/Mid Cap Growth Fund, each have one class of shares – Class I.  Class A shares and Class C shares of the All Cap Core Fund are offered in a separate Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•
Class A shares are charged a front-end sales load, a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

•
Class C shares are charged a CDSC of 1.00%, if they are redeemed within twelve months of purchase.  Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.

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•
Class I shares are charged a 0.15% shareholder servicing plan fee but are not charged a front-end sales load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class I Shares
Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $10,000, (ii) tax-exempt retirement plans with assets of at least $10,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $10,000, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser.  Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

Share Price
Class I shares of the Funds are sold at their NAV per share.  The Funds normally calculate their NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Funds will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.  The Funds calculate their NAV per share based on the market prices or official closing price of the securities (other than money market instruments) they hold.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange, including ADRs, EDRs and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  The Funds value most money market instruments they hold at their amortized cost.

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When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

The Funds will process purchase orders that they receive in good order and accept redemption orders that they receive in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the applicable Fund.

PURCHASING SHARES

There are several ways to purchase shares of the Funds.  An account application is used if you send money directly to the Funds by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund in which you are investing.

The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-291-7827.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address.  If you are opening the accounts in the name of a legal entity (e.g. partnership, limited liability companies, business trust, corporation, etc.) you must supply the identity of the beneficial owner.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

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Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-291-7827 for information on:

•          Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•          Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

You may Purchase Shares through an Investment Broker
The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at a Fund’s NAV, next computed after they are received by an authorized broker or the broker’s authorized designee.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Funds or Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  Additionally, investors may be charged a fee if they effect transactions through a broker or agent.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

You may Send Money to the Funds by Mail
If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to the Fund in which you are investing) to:

Regular Mail	Overnight Delivery
[Name of O’Shaughnessy Fund]	[Name of O’Shaughnessy Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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You may Wire Money to the Funds
If you are making your first investment in the Funds, before you wire funds, please contact the Funds by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.  If you do not receive this information within one business day, you may call the Transfer Agent at 1-877-291-7827.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Funds at 1‑877-291-7827 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:	[Name of O’Shaughnessy Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-291-7827.  Your bank may charge you a fee for sending a wire payment to the Funds.

You may Purchase Additional Shares by Telephone
Unless you have declined the purchase by telephone option on your account application and if your account has been open for at least 15 calendar days, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

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When is Money Invested in the Fund?
Your share price will be the NAV next calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Fund in which you are investing.  All requests received in good order before 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on the next business day.

What is the Price of the Fund?
Class I shares of the Funds are sold at NAV per share.  Each Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  Each Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  Each Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Minimum Investments
Class I shares require a minimum investment of $10,000, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Waiving Your Initial Minimum Investment
The Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

•	Employees of the Adviser and its affiliates and their families.

•	Employees benefit plans sponsored by the Adviser.

•	Certain wrap programs offered by financial intermediaries.

•	Trustees of the Funds and their families.

•	Institutional clients of the Adviser.

•	Defined contribution plans or defined contribution plans that the Adviser believes will reach the $10,000 minimum within the first year.

•	Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor.

•	Qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

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The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $10,000 or is anticipated by the Adviser to reach $10,000.

Subsequent Investments
You may purchase additional shares of the Funds by sending a check, with the stub from an account statement, to the Funds at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Funds at 1-877-291-7827.

Automatic Investment Plan (“AIP”)
You may make regular monthly, quarterly, semi-annual or annual investments in the Funds using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice for investment into the Fund on the day of the month you selected.  There is no charge by the Fund for this service.  The Funds may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent by telephone or in writing at least five calendar days prior to the effective date.  Once the initial minimum investment is made, the subsequent minimum investment amount is $100.  A request to change bank information may require a signature authentication from a Signature Validation Program member or other acceptable financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Funds as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

Other Purchase Programs
Holders of Class I shares of the Funds must contact the plan administrator or their financial adviser to purchase, redeem or exchange shares and to understand the shareholder services available to such holders. Holders of Class I shares in tax-exempt retirement plans should contact the appropriate tax-exempt retirement plan administrator for information regarding the administration of participants’ investments in the shares.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one O’Shaughnessy Fund for shares of another O’Shaughnessy Fund in the Trust.  However, you should note the following:

•	Exchanges may only be made between like share classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read about the Fund in this Prospectus;

•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on the deductibility of losses;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

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•	If you did not decline telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and

•	You may exchange between existing accounts for any amount.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

REDEEMING SHARES

You have the right to redeem all or any portion of your shares of the Funds at their next calculated NAV per share, on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-877-291-7827.  Investors will be asked whether or not to withhold taxes from any distribution.

When are Redemption Payments Made?
Generally, the Funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days.  As described below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. These redemption methods will be used regularly and may also be used in unusual circumstances. The Funds may delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund.

The Funds reserve the right to redeem in-kind as described below in the “Other Redemption Information” section.  Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. As noted, redemptions in-kind are typically used in unusual circumstances.

No redemption request will become effective until the Transfer Agent has received all documents in good order.  Shareholders should contact the Transfer Agent at 1-877-291-7827 for further information concerning documentation required for redemption of Fund shares.  You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.

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Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received.  Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This delay can be avoided by investing by wire to make your purchase.

Redemptions in Writing
You may redeem your shares by simply sending a written request to the Funds.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  You should send your redemption request to:

Regular Mail	Overnight Delivery
[Name of O’Shaughnessy Fund]	[Name of O’Shaughnessy Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemptions by Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be applied.  If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds.  In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

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By establishing telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the request may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Signature Guarantees
A signature guarantee of each account owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

—	When ownership is being changed on your account;

—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

—	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or

—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

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Systematic Withdrawal Plan (“SWP”)
The Funds offer a SWP whereby you may request a predetermined amount be sent to you monthly, quarterly or annually. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500. The SWP may be terminated or modified by you or the Funds at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five calendar days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Other Redemption Information
Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (redemption-in-kind).  It is not expected that the Funds would do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance.  The Funds takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading activity, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Funds charge a 2.00% redemption fee on the redemption and exchange of Fund shares held for 90 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvested distributions or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;

•	minimum required distributions from retirement accounts;

•	redemptions resulting in the settlement of an estate due to the death of the shareholder;

•	shares acquired through reinvestment of distributions (dividends and capital gains); and

•	redemptions initiated through an automatic withdrawal plan.

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Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, an affiliate of the Transfer Agent, 777 East Wisconsin Avenue, 6th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Funds (“Quasar” or “Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class I shares of the Funds.  Under the Service Plan, Class I shares of the Funds may pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser has voluntarily agreed to limit the accrual of the shareholder servicing plan fees for the Class I shares of the Funds to 0.00% through November 27, 2019.

Service Fees – Additional Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to distribution and service fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

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GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

—
Reject any purchase request for any reason.  Generally, a Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a $500 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, a telephone transaction request cannot be canceled or modified after the close of regular treading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Purchasing Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-877-291-7827 at least annually to ensure your account remains in active status.

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If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, each Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Dividends from net investment income, if any, normally are declared and paid by the Funds in December, except for the O’Shaughnessy Enhanced Dividend Fund which pays dividends from net investment income on a monthly basis.  Capital gain distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Distributions are taxable whether received in cash or additional Fund shares.

If you elect to receive any distributions paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-877-291-7827 at least five days in advance of the payment date of the distribution.

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Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

Distributions made by the Funds will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  There is no requirement that the Funds take into consideration any tax implications to shareholders when implementing their investment strategies.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  Depending on the composition of its underlying investments, a portion of ordinary income dividends paid by each Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Generally none or only a small portion of the income dividends paid to you as a result of a Fund’s investment in REITs is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.  The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  A 3.8% surtax applies to the net investment income, which generally will include dividends and capital gains from an investment in a Fund, of individual shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S Corporation. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Funds, to the extent that the Funds invest REITs or MLPs, to pass through to non-corporate shareholders the character or ordinary REIT dividends or income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Funds, to the extent that the Funds invest in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporated shareholders the ability to claim this deduction.

By law, the Funds must withhold as backup withholding a percentage (currently 24%), at a rate under section 3406 of the Code for U.S. residents, of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

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If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Funds.  The Code limits the deductibility of capital losses in certain circumstances.

Additional information related to the tax status of the Funds and the tax consequences of investing in them is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making investment decisions.  You should consult your own adviser concerning federal, state and local taxation of distributions from the Funds.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.  The figures presented in the average annual total returns table reflect all dividends reinvested.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in 24 countries that have less-developed economies and financial markets than more established emerging markets, and often have more restrictions on foreign stock ownership.

The Russell 2500 Growth™ Index measures the performance of the small to mid-cap growth segment of the U.S equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.  The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.
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FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of the Funds for the fiscal period shown.  Certain information reflects financial results for a single share of each Fund.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report dated July 31, 2018, which is available free of charge upon request.

O’Shaughnessy All Cap Core Fund

For a share outstanding throughout the year
Class I Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of year	$16.73	$14.77	$15.84	$17.04	$15.95

Income from investment operations:
Net investment income†	0.22	0.24	0.21	0.20	0.16
Net realized and unrealized gain/(loss) on investments	1.97	3.03	(0.01)	1.18	2.35
Total from investment operations	2.19	3.27	0.20	1.38	2.51

Less distributions:
From net investment income	(0.36)	(0.36)	(0.11)	(0.15)	(0.17)
From net realized gain on investments	(5.41)	(0.95)	(1.16)	(2.43)	(1.25)
Total distributions	(5.77)	(1.31)	(1.27)	(2.58)	(1.42)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$13.15	$16.73	$14.77	$15.84	$17.04

Total return	16.36%	23.14%	1.46%	8.49%	16.18%

Ratios/supplemental data:
Net assets, end of year (thousands)	$5,652	$9,502	$65,615	$106,675	$119,470

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement/recoupment	2.72%	1.31%	0.90%	0.77%	0.76%
After fee waiver and expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.67%#	0.98%

Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement/recoupment	(0.62)%	0.91%	1.15%	1.15%	1.18%
After fee waiver and expense reimbursement/recoupment	1.50%	1.62%	1.45%	1.25%	0.96%

Portfolio turnover rate	86.21%	60.54%	104.46%	81.23%	71.56%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

Table of Contents - Class I - Prospectus

O’Shaughnessy Enhanced Dividend Fund

For a share outstanding throughout the year
Class I Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of year	$11.03	$9.87	$9.97	$13.59	$11.96

Income from investment operations:
Net investment income†	0.34	0.29	0.34	0.38	0.72
Net realized and unrealized gain/(loss) on investments	1.19	1.17	(0.10)	(2.78)	1.60
Total from investment operations	1.53	1.46	0.24	(2.40)	2.32

Less distributions:
From net investment income	(0.34)	(0.30)	(0.34)	(0.44)	(0.68)
From net realized gain on investments	—	—	—	(0.78)	(0.01)
Total distributions	(0.34)	(0.30)	(0.34)	(1.22)	(0.69)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$12.22	$11.03	$9.87	$9.97	$13.59

Total return	14.03%	15.02%	2.74%	-18.11%	19.64%

Ratios/supplemental data:
Net assets, end of year (thousands)	$10,631	$11,195	$19,980	$37,492	$127,799

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement/recoupment	2.20%	1.86%	1.40%	0.94%#	0.87%
After fee waiver and expense reimbursement/recoupment	0.99%	0.99%	0.99%	1.02%#	0.99%

Ratio of net investment income to average net assets:
Before fee waiver and expense reimbursement/recoupment	1.65%	1.89%	3.23%	3.34%	5.64%
After fee waiver and expense reimbursement/recoupment	2.86%	2.76%	3.64%	3.26%	5.52%

Portfolio turnover rate	64.04%	37.49%	47.61%	50.89%	45.47%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

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O’Shaughnessy Market Leaders Value Fund

For a share outstanding throughout the period

Class I Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	February 26, 2016* to July 31, 2016
Net asset value, beginning of period	$13.26	$10.87	$10.00

Income from investment operations:
Net investment income†	0.22	0.22	0.08
Net realized and unrealized gain on investments	1.82	2.29	0.79
Total from investment operations	2.04	2.51	0.87

Less distributions:
From net investment income	(0.18)	(0.12)	—
From net realized gain on investments	(0.34)	—	—
Total distributions	(0.52)	(0.12)	—

Redemption fees retained†^	0.00	0.00	0.00

Net asset value, end of period	$14.78	$13.26	$10.87

Total return	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before expense reimbursement	0.74%	1.20%	2.98	%+
After expense reimbursement	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	1.46%	1.23%	(0.63	)%+
After expense reimbursement	1.55%	1.78%	1.70	%+

Portfolio turnover rate	50.95%	63.30%	2.32	%++

* Commencement of operations.
+ Annualized.
++ Not annualized.
† Based on average shares outstanding.
^ Amount is less than $0.01.

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O’Shaughnessy Small Cap Value Fund

For a share outstanding throughout the period

Class I Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	February 26, 2016* to July 31, 2016
Net asset value, beginning of period	$13.26	$10.90	$10.00

Income from investment operations:
Net investment income†	0.15	0.20	0.05
Net realized and unrealized gain on investments	1.74	2.31	0.84
Total from investment operations	1.89	2.51	0.89

Less distributions:
From net investment income	(0.10)	(0.15)	—
From net realized gain on investments	(0.62)	—	—
Total distributions	(0.72)	(0.15)	—

Redemption fees retained	0.00 †^	0.00 †^	0.01	†

Net asset value, end of period	$14.43	$13.26	$10.90

Total return	14.70%	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$18,332	$7,261	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	2.53%	4.80%	10.64	%+
After expense reimbursement	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.43)%	(2.21)%	(8.57	)%+
After expense reimbursement	1.11%	1.60%	1.08	%+

Portfolio turnover rate	67.10%	77.61%	19.10	%++

* Commencement of operations.
+ Annualized.
++ Not annualized.
† Based on average shares outstanding.
^ Amount is less than $0.01 .

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O’Shaughnessy Small/Mid Cap Growth Fund

For a share outstanding throughout the year
Class I Shares	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value, beginning of year	$16.03	$13.96	$14.79	$15.54	$16.18

Income from investment operations:
Net investment income/(loss)†	(0.05)	0.04	0.05	0.09	0.00^
Net realized and unrealized gain on investments	2.99	2.07	0.05	1.11	1.76
Total from investment operations	2.94	2.11	0.10	1.20	1.76

Less distributions:
From net investment income	(0.04)	(0.04)	(0.05)	—	---
From net realized gain on investments	(1.42)	—	(0.88)	(1.95)	(2.40)
Total distributions	(1.46)	(0.04)	(0.93)	(1.95)	(2.40)

Redemption fees retained	—	0.00 †^	0.00 †^	0.00 †^	---

Net asset value, end of year	$17.51	$16.03	$13.96	$14.79	$15.54

Total return	19.51%	15.17%	0.87%	8.54%	10.83%

Ratios/supplemental data:
Net assets, end of year (thousands)	$17,215	$14,668	$14,303	$17,930	$7,516

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.83%	1.84%	1.83%	1.95%#	2.54%
After fee waiver and expense reimbursement	1.19%	1.19%	1.19%	1.19%#	1.19%

Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement	(0.97)%	(0.38)%	(0.30)%	(0.15)%	(1.34)%
After fee waiver and expense reimbursement	(0.33)%	0.27%	0.34%	0.61%	0.01%

Portfolio turnover rate	84.81%	99.34%	90.41%	83.71%	98.91%

†          Based on average shares outstanding.
^          Amount is less than $0.01.
#          Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

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Investment Adviser
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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O’Shaughnessy All Cap Core Fund
O’Shaughnessy Enhanced Dividend Fund
O’Shaughnessy Small/Mid Cap Growth Fund
O’Shaughnessy Market Leaders Value Fund
O’Shaughnessy Small Cap Value Fund

Each a Series of Advisors Series Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.osfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-877-291-7827 or by writing to:

[Name of O’Shaughnessy Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                        (The Trust’s SEC Investment Company Act file number is 811-07959.)

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STATEMENT OF ADDITIONAL INFORMATION
November 28, 2018

O’Shaughnessy All Cap Core Fund
Class A – OFAAX
Class C – OFACX
Class I – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I – OFMIX

Each a Series of Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-291-7827

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses dated November 28, 2018, as may be revised, for Class A, Class C and Class I shares of the O’Shaughnessy All Cap Core Fund, and for Class I shares of the O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund, (the “Funds”), each a series of Advisors Series Trust (the “Trust”).  O’Shaughnessy Asset Management, LLC (the “Adviser”) is the investment adviser to the Funds.  Copies of the Prospectuses may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.osfunds.com.

The Funds’ audited financial statements and notes thereto for the fiscal year ended July 31, 2018, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements, are included in the Funds’ annual report to shareholders for the fiscal year ended July 31, 2018 and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above.
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THE TRUST AND FUNDS’ HISTORY

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds, which are each a series of the Trust.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) and O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) commenced operations on August 16, 2010.  The O’Shaughnessy Market Leaders Value Fund (the “Value Fund”) and the O’Shaughnessy Small Cap Value Fund (the “Small Cap Fund”) commenced operations on February 26, 2016.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Funds’ investment policies as set forth in the Prospectuses.

Diversification

The Funds are diversified funds.  This means that, with respect to 75% of each Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer.  This does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities or securities of other regulated investment companies.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds’ qualifying as diversified mutual funds under applicable federal securities laws.
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Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Repurchase Agreements

Each Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period.  Repurchase agreements involve certain risks in the event of default by the other party.  Each Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by the Board.  Each Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such fund, would exceed such fund’s limitation on illiquid securities.  Each Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation.  In the event of the bankruptcy or other default of a seller of a repurchase agreement, each Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while such fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.
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For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or sub-advised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account.  The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated.  The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for each Fund than would be available to such funds investing separately.  The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act.  Each Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price.  The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Illiquid and Restricted Securities

As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid.  The Advisor will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Funds have valued the security.  Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.

There are generally no restrictions on the Funds’ ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) and 4(2) Paper will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).
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Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

Each Fund may invest in preferred stock.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.
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Convertible Securities

Each Fund may invest in convertible securities.  A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise.  A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time.  A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.  The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.”  When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  A Fund’s investments in convertible securities may include “enhanced” convertibles.  There may be additional types of convertible securities with features not specifically referred to herein in which a Fund may invest consistent with its investment objective and policies.  “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date.  Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names.  Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock.  Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock.  Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities.  A Fund’s investments in convertible securities may include “synthetic” convertible securities.  A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security.  For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
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Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution.  Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.  Synthetic convertible securities differ from true convertible securities in several respects.  The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component.  Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.  Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the portfolio management team determines that such a combination would better further a Fund’s investment goals.  In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.  In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Rights and Warrants

Each Fund may invest in rights and warrants.  Warrants are in effect longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time.  Rights are similar to warrants except that they have a substantially shorter term.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.

Warrants are sometimes sold in unit form with other securities of an issuer.  Units of warrants and common stock may be employed in financing young, unseasoned companies.  The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

Small- and Medium-Sized Companies

The Funds may invest in companies that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.
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Historically, smaller companies and the stocks of smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor’s (“S&P”) 500® Index.

Securities of Foreign Issuers

Each Fund may invest in securities of foreign issuers.  The Adviser generally defines “foreign issuers” based on if they are non-US-domiciled or non-US-incorporated companies who have the majority of their revenue derived from foreign sources; additionally, these companies generally will not be listed on any of the major generally accepted U.S. benchmarks (i.e. S&P 500® Index, Russell 1000® Index, etc.).  Each Fund also may purchase foreign securities in the form of ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies.  These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.  EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.  GDRs are receipts issued globally by banks or depositaries which evidence similar ownership arrangements.

Funds that may invest in foreign securities offer the potential for more diversification than a fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money.  In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges.  In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries.  Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.  Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.  In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.  Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States.  This reduces the amount a Fund can earn on its investments.
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Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States.  If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.  In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund.  If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities.

Foreign Currency Exchange Risks.  To the extent a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, such Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in such Fund and the income and appreciation or depreciation of the investments.  Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated in that currency and such Fund’s yield on such assets.  In addition, a Fund will incur costs in connection with conversions between various currencies.

A Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market.  A Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
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A Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested or by buying or selling a foreign currency option or futures contract for such amount.  Such strategies may be employed before a Fund purchases a foreign security traded in the currency which such Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.  A Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement.  Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors.  Non-deliverable forward currency contracts are cash settled transactions.  In certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

Each Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.  It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which one can achieve at some future point in time.  In addition, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure.  A Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked.  A Fund’s entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require such Fund to segregate cash and/or liquid securities at least equal to such Fund’s obligations throughout the duration of the contract.  A Fund may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures.  Such combinations are generally referred to as synthetic securities.  For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date.  By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

To the extent required by the rules and regulations of the SEC, each Fund will segregate cash and/or liquid securities in an amount at least equal to the value of such Fund’s total assets committed to the consummation of forward foreign currency exchange contracts.  If the value of the segregated assets declines, additional cash and/or liquid securities will be segregated so that the value of the segregated assets will be at least equal to the amount of such Fund’s commitments with respect to such contracts.  See also “Derivatives.”
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Brexit. In a referendum held on June 23, 2016, the United Kingdom (UK) voted by a narrow majority to leave the European Union (“Brexit”).  For the time being, the UK remains a member of the European Union (EU), and all existing EU-derived laws and regulations continue to apply in the UK.  However, the uncertainty as to the timing and nature of the UK’s exit and future relationship with the EU has resulted in market and currency volatility, and there are potentially major implications for business and issuers. Brexit adds to the structural stresses in the countries which use the Euro as currency (“Eurozone”), and the EU, generally, that have contributed to global economic and market uncertainty over several years.  A central issue for the UK in negotiating the terms of its exit will be its relationship with the EU going-forward.  The resulting uncertainty may adversely affect business activity and economic conditions across the Eurozone and the EU, generally. This uncertainty may increase as one or more EU countries may come under pressure to leave the EU as well.  The exit of other countries from the EU, or the perception that other countries may leave, could have a material adverse effect on economic growth or business activity in the UK, the Eurozone and the entire EU.  Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Funds’ investments.

Investing in Emerging Market Countries

Each Fund may invest in securities of issuers in emerging market countries.  The Value Fund and Small Cap Fund may also invest in securities of issuers in frontier market countries.  The risks of foreign investment are heightened when the issuer is from an emerging market country.  The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries.  Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed markets.  Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets and the financial condition of issuers in emerging market countries may be more precarious than in other countries.  Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors.  The Funds may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the U.S. or other countries.

The Funds’ purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors.  Such limitations may be computed based on the aggregate trading volume by or holdings of such funds, such funds’ investment adviser, its affiliates or their respective clients or other service providers.  The Funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.  For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.  In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.  Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Funds.  The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents.  Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Funds may invest in such countries through other investment funds in such countries.
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Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economics and securities markets of such countries.  Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures or negotiated by the countries with which they trade.

Many emerging market countries are subject to a substantial degree of economic, political and social instability, governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent.  Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.  Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets.  In addition, significant delays are common in certain markets in registering the transfer of securities.  Settlement or registration problems may make it more difficult for certain Funds to value their portfolio securities and could cause such funds to miss attractive investment opportunities, to have a portion of their assets uninvested or to incur losses due to the failure of a counterparty to pay for securities such funds have delivered or such funds’ inability to complete their contractual obligations.  The creditworthiness of the local securities firms used by certain Funds in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries.  As a result, such funds may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make the Funds’ investments in such countries less liquid and more volatile than investments in countries with more developed securities markets.  The Funds’ investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate.  Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price.  Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging market countries may be limited.  Due to the limited market for these instruments in emerging market countries, the Funds do not currently anticipate that a significant portion of the currency exposure in emerging market countries, if any, will be covered by such instruments.
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Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investment Company Securities

Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act.  This may also include investments in money market mutual funds and ETFs in connection with a Fund’s management of daily cash positions and temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g., 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.
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As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Money Market Securities

Each Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, money market mutual funds, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements.

Real Estate Investment Trusts and Foreign Real Estate Companies

Each Fund may invest in equity Real Estate Investment Trusts (“REITs”).  Equity REITs pool investors’ funds for investment primarily in commercial real estate properties.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act.  In addition, the Funds indirectly will bear their proportionate share of any expenses paid by REITs in which they invest.

Each Fund may invest in foreign real estate companies.  Investing in foreign real estate companies makes the Funds susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees that are paid by their shareholders.  As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Funds invest in foreign real estate companies.

Temporary Defensive Strategy

When adverse market, economic, political or other conditions dictate a more defensive investment strategy as described in each Fund’s prospectuses, each Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.
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Derivatives

The Funds may, but are not required to, use various derivatives investment strategies as described below.  Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income.  Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a fund is a function of numerous variables including market conditions.  The Funds comply with applicable regulatory requirements when implementing derivatives, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions.  Although the portfolio management team seeks to use derivatives to further a Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Derivatives utilized by the Funds may involve the purchase and sale of derivative instruments.  A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index.  Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  Certain derivative instruments which the Funds may use and the risks of those instruments are described in further detail below.  The Funds may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies.  Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein.  No assurance can be given that any derivatives strategy employed by a Fund will be successful.

General Risks of Derivatives

Derivatives utilized by a Fund may involve the purchase and sale of derivative instruments.  A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index.  Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  Certain derivative instruments which a Fund may use and the risks of those instruments are described in further detail below.  A Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies.  Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein.  No assurance can be given that any derivatives strategy employed by a Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives.  Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments.  The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself.  Certain risk factors generally applicable to derivative transactions are described below.

•
Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests.  A Fund bears the risk that the portfolio management team may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Fund.

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•
Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments.  Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

•
Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Fund incurring substantial losses.  This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative.  The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•
While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit a Fund’s opportunity for gains or result in losses by offsetting or limiting a Fund’s ability to participate in favorable price movements in portfolio investments.

•
Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired.  In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, that Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•
The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract.  In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

•
Liquidity risk exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

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Certain derivatives transactions, including forward contracts and other over-the-counter (“OTC”) derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC.  Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers.  OTC derivatives transactions can only be entered into with a willing counterparty.  Where no such counterparty is available, a Fund will be unable to enter into a desired transaction.  There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity.  Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions.  OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund would bear greater risk of default by the counterparties to such transactions.

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•
A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•
As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

•
Certain derivative transactions may give rise to a form of leverage.  Leverage associated with derivative transactions may cause a Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund to be more volatile than if such Fund had not been leveraged.

•
Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures.  Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States.  Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•
Currency derivatives are subject to additional risks.  Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations.  Currency exchange rates may be influenced by factors extrinsic to a country’s economy.  There is no systematic reporting of last sale information with respect to foreign currencies.  As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions.  Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

Futures Contracts

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”).  Futures contracts may be based on a specified security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures).  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract.  The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.
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Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes).  In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into.  Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased).  All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date.  However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into.  Initial margin deposits are typically calculated as a percentage of the contract’s market value.  If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis.  The process is known as “marking-to-market.”  Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to maintain segregated liquid assets in order to cover futures transactions.  A Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by that Fund and the aggregate value of the initial and variation margin payments made by that Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate.  The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract.  Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation.  Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date.  Most currency futures call for payment or delivery in U.S. dollars.  Unanticipated changes in currency prices may result in losses to a Fund and poorer overall performance for a Fund than if it had not entered into forward contracts.
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Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments.  Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself.  Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•
The risk of loss in buying and selling futures contracts can be substantial.  Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

•
Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin.  In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin.  A Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so.  A Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with such Fund, becomes insolvent or declares bankruptcy.

•
Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day.  Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit.  If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses.  The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

•
Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

No Fund will enter into futures contracts (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts exceed 5% of the fair market value of that Fund’s total assets.

Options on Securities

The Funds may purchase and write call and put options on securities and securities indices.

Call Options. A Fund may write (sell) covered call options to on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk.  A Fund may write call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status.
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When a Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months.  If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the “premium”).  If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

A Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written.  This transaction is called a “closing purchase transaction.”

Closing sale transactions enable a Fund immediately to realize gains or minimize losses on its option positions.  There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist.  If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.  If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Put Options. A Fund may write (sell) and purchase put options (“puts”).  If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement less the premium paid to purchase the option.  If the Fund is holding a security which the Adviser feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving the Fund the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

When a Fund writes a put, it receives a premium and give the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  If the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, the Fund may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.
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Options on Securities Indices.  A Fund may write (sell) covered call options on securities indices in an attempt to increase gain.  A securities index option written by the Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder.  Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund.  The Fund may purchase call options in order to terminate its obligations under call options it has written.

A Fund may purchase and/or write (sell) call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy.  Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.”

A securities index fluctuates with changes in the market value of the securities included in the index.  For example, some securities index options are based on a broad market index such as the S&P 500® Index or the Value Line Composite Index, or a narrower market index such as the S&P 100® Index.  Indices may also be based on industry or market segments.

A Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund’s portfolio securities.  If the Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price.  Such payments would tend to offset a decline in the value of the Fund’s portfolio securities.  If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs.  Such loss may be partially offset by an increase in the value of the Fund’s portfolio securities.  The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.

A Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future.  If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price.  Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks.  Such payments may also offset increases in the price of stocks that the Fund intends to purchase.  If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs.  Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.  The Fund may write call options on stock indices in order to close out positions in stock index call options that it has purchased.
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The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index.  Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the stock indices on which the options are available.  In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations futures contracts and forward contracts) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position.  Combined transactions typically contain elements of risk that are present in each of the component transactions.  Each Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the portfolio management team, it is in the best interest of a Fund to do so.  Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Regulatory Matters

As described herein, each Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to that Fund’s potential economic exposure under the transaction.  Each Fund will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations.  Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets.  Segregated liquid assets and assets held in margin accounts are not otherwise available to a Fund for investment purposes. If a large portion of a Fund’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

A Fund’s use of derivatives may be limited by the requirements of the Code, for qualification as a regulated investment company.
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Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Funds’ NAVs; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

As a matter of fundamental policy, the Funds may not:

1.
With respect to 75% of each Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that a Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

Additionally, as a matter of fundamental policy, each Fund may not:

2.	Borrow money, except as permitted under the 1940 Act;

3.	Issue senior securities, except as permitted under the 1940 Act;

4.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

5.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act;

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6.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although a Fund may purchase and sell securities which are backed by real estate and securities of companies which invest or deal in real estate);

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities; or

8.	Make loans, except as permitted under the 1940 Act.

The Funds observe the following restrictions as a matter of operating but not fundamental policy which may be changed without shareholder vote.  Except as noted below, the Funds may not:

1.	Make investments for the purpose of exercising control or management;

2.	With respect to the All Cap Core Fund, Enhanced Dividend Fund, Value Fund, Small Cap Fund and Small/Mid Cap Growth Fund, purchase securities on margin or make short sales;

3.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities; or

4.
With respect to the Enhanced Dividend Fund, Small Cap Fund and Small/Mid Cap Growth Fund, make any change to a Fund’s investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

Each Fund’s portfolio turnover rate was as follows for the two most recent fiscal years ended July 31:

	Portfolio Turnover Rate
Fund	2018	2017
All Cap Core Fund	86.21%	60.54%
Enhanced Dividend Fund	64.04%	37.49%
Value Fund	50.95%	63.30%
Small Cap Fund	67.10%	77.61%
Small/Mid Cap Growth Fund	84.81%	99.34%

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PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These Disclosure Policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, the Adviser may select certain portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to Fund Services and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or

•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders.  These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: Fund Services; the Board; and the Trust’s attorneys and auditors (currently, Schiff Hardin LLP (“Schiff Hardin”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

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Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s chief compliance officer (“CCO”) or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Funds’ Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, administrator, custodian and transfer agent, each as defined herein.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies, and policies and to general supervision by the Board.
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The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios).

David G. Mertens (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Retired; formerly, Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

George J. Rebhan (age 84) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(4) (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2018.	Retired; formerly President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to July 2017); formerly, Manager, U.S. Bancorp Fund Services, LLC (1998 to July 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Raymond B. Woolson (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	5
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 15 portfolios), DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present; Independent Trustee, DoubleLine Equity Funds from 2010 to 2016.

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Officers5

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Cheryl L. King (age 56) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Kevin Hayden (age 46) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).

Michael L. Ceccato (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC and Vice President, U.S. Bank N.A. (February 2008 to present).

Emily R. Enslow, Esq. (age: 31) 615 E. Michigan Street Milwaukee, WI 53202	Vice President and Secretary	Indefinite term; since December 2017.	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to present).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2018, the Trust was comprised of 41 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. Redwine became an Independent Trustee on January 1, 2018.
(5)
The President, Chief Executive Officer and Principal Executive Officer of the Trust resigned on October 25, 2018.  The Board will appoint a new President, Chief Executive Officer and Principal Executive Officer of the Trust at its December 2018 Board meeting.  In the interim, in accordance with the Trust’s governing documents, the Vice Presidents of the Trust are authorized to carry out the duties of President.

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Compensation

Effective January 1, 2018, the Independent Trustees receive an annual retainer of $90,000 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Prior to January 1, 2018, the annual retainer was $88,000.  The Board Chair, chair of the Audit Committee, chair of the Nominating Committee and chair of the Governance Committee, each receive a separate annual fee of $10,000, $5,000, $3,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Board Chair and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees for the Funds for the fiscal year ended July 31, 2018.

	All Cap Core Fund	Enhanced Dividend Fund	Small/ Mid Cap Growth Fund	Value Fund	Small Cap Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$2,639	$3,105	$3,115	$3,273	$3,099	None	None	$15,231
David G. Mertens	$2,581	$3,020	$3,031	$3,185	$3,016	None	None	$14,833
George J. Rebhan	$2,749	$3,239	$3,250	$3,414	$3,234	None	None	$15,886
Raymond B. Woolson	$2,581	$3,020	$3,031	$3,185	$3,016	None	None	$14,833
Joe D. Redwine(2)	$510	$511	$513	$548	$512	None	None	$2,594
(1)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds, and not to any other series of the Trust.  For the fiscal year ended July 31, 2018, aggregate independent Trustees’ fees were $485,500.

(2)
Mr. Redwine became an Independent Trustee on January 1, 2018.  Previously he was an Interested Trustee and therefore did not receive compensation from the Fund.  Mr. Redwine began to receive compensation as an Independent Trustee on July 1, 2018.

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Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, or with its principal underwriter. However, prior to January 1, 2018, Mr. Redwine was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, the principal underwriter to the series of the Trust.  Therefore, until the Board has determined otherwise, for all items which require the vote of a majority of the Independent Trustees under the 1940 Act, the vote of at least three of the following Trustees is required:  Ms. Duree, Mr. Mertens, Mr. Rebhan, and/or Mr. Woolson (the “Supermajority Trustees”).  Each of the Audit Committee, Nominating Committee, Governance Committee and QLCC are comprised entirely of Supermajority Trustees.  The Supermajority Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President, Chief Executive Officer, and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Trust has appointed George J. Rebhan, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.
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The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Governance Committee meets regularly with the CCO to discuss compliance risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.
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David G. Mertens.  Mr. Mertens has over 30 years of financial industry experience, including serving as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017.  Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson.  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products.  Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee, and the Governance Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Supermajority Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of each Fund’s pricing and financial reporting.  During the Funds’ fiscal year ended July 31, 2018, the Audit Committee met once with respect to the Funds.
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The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not meet.  During the Funds’ fiscal year ended July 31, 2018, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Supermajority Trustees.  Mr. Mertens is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the Funds’ fiscal year ended July 31, 2018, the Nominating Committee did not meet with respect to the Funds.

The Governance Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Woolson is the Chairman of the Governance Committee.  The Governance Committee meets regularly with respect to the various series of the Trust.  The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.”  The Governance Committee was created in September 2017. The Governance Committee did not meet during the Funds’ fiscal year ended July 31, 2018.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.
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Trustee Ownership of Fund Shares and Other Interests

The following table shows the dollar amount of shares in the Funds owned by the Trustees as of the calendar year ended December 31, 2017.

	Dollar Range of Equity Securities in the All Cap Core Fund	Dollar Range of Equity Securities in the Enhanced Dividend Fund	Dollar Range of Equity Securities in the Small/Mid Cap Growth Fund	Dollar Range of Equity Securities in the Value Fund	Dollar Range of Equity Securities in the Small Cap Value Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Gail S. Duree	None	None	None	None	None	None
David G. Mertens	None	None	None	Over $100,000	None	Over $100,000
George J. Rebhan	None	None	$10,001-$50,000	None	None	$10,001-$50,000

Raymond B. Woolson	None	None	None	None	None	None
Joe D. Redwine	None	None	None	None	None	None

As of December 31, 2017, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.
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PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser, as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of its clients.  The Adviser maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. To fulfill its responsibility, the Adviser has retained the use of third party service providers.  These third party service providers include Risk Metrics Group and Broadridge Investor Communication Solutions, Inc.  Absent mitigating circumstances and/or conflicts of interest, it is the general policy that proxy votes will be consistent with the recommendation of the senior management of the issuer.  Additionally, the Adviser will monitor corporate actions of individual issuers and investment companies to ensure that the proxies are voted in the best interests of the shareholders.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds will be available without charge, upon request, by calling toll-free 1-877-291-7827 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of that Fund.  For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized.  As of October 31, 2018, the following shareholders were considered to be either a control person or principal shareholder of the Funds.
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All Cap Core Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
Raymond James & Associates Inc FBO Prakash Dasani 880 Carillon Pkwy St. Petersburgh, FL 33716-1100	N/A	N/A	30.77%	Beneficial
JP Morgan Securities LLC FBO Exclusive Benefit of its Customers Attn: 3rd Flr. Mutual Fund Dept. 4 Chase Metrotech Ctr. Brooklyn, NY 11245-0003	N/A	N/A	22.78%	Record
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	N/A	N/A	17.21%	Record
Charles Schwab FBO Its Customers 211 Main St San Francisco, CA 94105-1905	N/A	N/A	6.31%	Record
Raymond James & Associates Inc CSDN FBO Shilpa Sadhwani IRA 880 Carillon Pkwy St. Petersburgh, FL 33716-1100	N/A	N/A	5.06%	Beneficial

All Cap Core Fund – Class C
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
JP Morgan Securities LLC FBO Exclusive Benefit of its Customers Attn: 3rd Flr Mutual Fund Dept. 4 Chase Metrotech Ctr. Brooklyn, NY 11245-0003	N/A	N/A	11.72%	Record
MSSB C/F Gabriela Rios IRA Rollover 2000 Westchester Ave. Purchase, NY 10577-2530	N/A	N/A	7.91%	Beneficial
Raymond James & Associates Inc FBO Hiro Jamnadas Dasani SEP IRA 880 Carillon Pkwy St. Petersburgh, FL 33716-1100	N/A	N/A	6.19%	Beneficial
Raymond James & Associates Inc FBO Prakash Hiro Dasani SEP IRA 880 Carillon Pkwy St. Petersburgh, FL 33716-1100	N/A	N/A	5.14%	Beneficial

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All Cap Core Fund – Class I
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
Charles Schwab FBO Its Customers 211 Main St. San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	44.34%	Record
JP Morgan Securities LLC FBO Exclusive Benefit of its Customers Attn: 3rd Flr. Mutual Fund Dept. 4 Chase Metrotech Ctr. Brooklyn, NY 11245-0003	N/A	N/A	14.59%	Record
Band & Co c/o US Bank 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212-3958	N/A	N/A	10.00%	Record
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	N/A	N/A	7.14%	Record

Enhanced Dividend Fund – Class I
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
Pershing LLC Various Accounts PO Box 2052 Jersey City, NJ 07303-2052	Pershing Group LLC	DE	29.49%	Record
Charles Schwab FBO Its Customers 211 Main St. San Francisco, CA 94105-1905	N/A	N/A	13.82%	Record
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	N/A	N/A	9.69%	Record
TD Ameritrade FBO Sally A Bergstrom GST Exempt Trust FBO David H vena David H Vena Tr. 200 S 108th Ave. Omaha, NE 68154-2631	N/A	N/A	7.04%	Beneficial
Band & Co c/o US Bank 1555 N Rivercenter Dr. Ste 302 Milwaukee, WI 53212-3958	N/A	N/A	5.30%	Record
TD Ameritrade FBO Sally A Bergstrom Trust David H Vena Tr. 200 S 108th Ave. Omaha, NE 68154-2631	N/A	N/A	5.27%	Beneficial

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Value Fund – Class I
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
Charles Schwab FBO Its customers 211 Main St. San Francisco, CA 94105-1905	N/A	N/A	23.51%	Record
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	N/A	N/A	20.70%	Record

Small Cap Fund – Class I
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	60.79%	Record
Charles Schwab FBO Its customers 211 Main St. San Francisco, CA 94105-1905	N/A	N/A	18.35%	Record

Small/Mid Cap Growth Fund – Class I
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services Various Accounts 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	49.41%	Record
Charles Schwab FBO Its customers 211 Main St. San Francisco, CA 94105-1905	N/A	N/A	9.95%	Record
JP Morgan Securities LLC FBO Exclusive Benefit of its Customers Attn: 3rd Flr. Mutual Fund Dept. 4 Chase Metrotech Ctr. Brooklyn, NY 11245-0003	N/A	N/A	7.59%	Record

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Management Ownership Information. As of October 31, 2018, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of each Fund.

INVESTMENT ADVISER

O’Shaughnessy Asset Management, LLC, 6 Suburban Avenue, Stamford, Connecticut 06901 acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  O’Shaughnessy Family Partners, LLC, of which Mr. James O’Shaughnessy is the majority owner through his 70% ownership interest, owns 65% of the Adviser and is, therefore, a control person of the Adviser.  Mr. O’Shaughnessy is the Chairman and of the Adviser as well as Chief Investment Officer and the Lead Portfolio Manager of the Funds.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a management fee computed daily and payable monthly, based upon the average daily net assets of each of the Funds at the following annual rates:

All Cap Core Fund	0.55%
Enhanced Dividend Fund	0.65%
Value Fund	0.55%
Small Cap Fund	0.80%
Small/Mid Cap Growth Fund	0.60%

For the Value Fund the fees are calculated at an annual rate of 0.55% of average daily net assets up to $25 million, 0.45% of average daily net assets up to $100 million, 0.35% of average daily net assets in excess of $100 million. For the Small Cap Fund the fees are calculated at an annual rate of 0.80% of average daily net assets up to $25 million, 0.75% of average daily net assets up to $100 million, 0.60% of average daily net assets in excess of $100 million.

For the fiscal periods indicated below, the Funds paid the Adviser the following in management fees:

Fiscal Year Ended July 31, 2018
Fund	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
All Cap Core Fund	$69,593	$69,593	$0	$0
Enhanced Dividend Fund	$72,320	$72,320	$0	$0
Value Fund	$407,196	$75,544	$0	$331,652
Small Cap Fund*	$95,671	$95,671	$0	$0
Small/Mid Cap Growth Fund	$93,622	$93,622	$0	$0
* Prior to November 28, 2018, the Small Cap Value Fund’s management fee was 0.85%.
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Fiscal Year Ended July 31, 2017
Fund	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
All Cap Core Fund	$185,472	$185,472	$0	$0
Enhanced Dividend Fund	$91,545	$91,545	$0	$0
Value Fund	$151,614	$151,614	$0	$0
Small Cap Fund	$41,326	$41,326	$0	$0
Small/Mid Cap Growth Fund	$88,697	$88,697	$0	$0

Fiscal Year Ended July 31, 2016
Fund	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
All Cap Core Fund	$476,635	$256,014	$0	$220,621
Enhanced Dividend Fund	$154,840	$98,030	$0	$56,810
Value Fund*	$17,881	$17,881	$0	$0
Small Cap Fund*	$6,891	$6,891	$0	$0
Small/Mid Cap Growth Fund	$87,593	$87,593	$0	$0
*  The Value Fund and Small Cap Fund commenced operations on February 26, 2016.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval1.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

1 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.
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Enhanced Dividend Fund, Value Fund, Small Cap Fund and Small/Mid Cap Growth Fund

Though each of the Enhanced Dividend Fund, Value Fund, Small Cap Fund and Small/Mid Cap Growth Fund is responsible for its own operating expenses, the Adviser has agreed under the Funds’ written operating expenses limitation agreement to waive a portion or all of the management fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) to the limits set forth in the Fees and Expenses tables in the Funds’ Prospectus.  The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses. Prior to November 28, 2018, the Value Fund and Small Cap Fund had temporary expense limitations in place.

All Cap Core Fund

The Adviser has agreed to temporarily waive a portion or all of its management fees (excluding AFFE, interest, taxes and other expenses) and pay All Cap Core Fund expenses through at least November 27, 2019, to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the Fees and Expenses tables of the Prospectuses.  The Adviser may not recoup fee waivers and expense payments made under the temporary expense limitation in future periods.  Fee waiver and expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

PORTFOLIO MANAGERS

The Funds are managed by Messrs. James O’Shaughnessy, Christopher Meredith, Patrick O’Shaughnessy and Scott Bartone who each serve as co-portfolio managers of the Funds.  The following table provides information regarding other accounts managed by Mr. James O’Shaughnessy as of July 31, 2018:
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Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,698.74 million	0	$0
Other Pooled Investment Vehicles	1	$28.96 million	0	$0
Other Accounts	2,740	$3,452.37 million	1	$118.29 million

The following table provides information regarding other accounts managed by Mr. Meredith as of July 31, 2018:

Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,698.74 million	0	$0
Other Pooled Investment Vehicles	1	$28.96 million	0	$0
Other Accounts	2,740	$3,452.37 million	1	$118.29 million

The following table provides information regarding other accounts managed by Mr. Patrick O’Shaughnessy as of July 31, 2018:

Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,698.74 million	0	$0
Other Pooled Investment Vehicles	1	$28.96 million	0	$0
Other Accounts	2,740	$3,452.37 million	1	$118.29 million

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The following table provides information regarding other accounts managed by Mr. Bartone as of July 31, 2018:

Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,698.74 million	0	$0
Other Pooled Investment Vehicles	1	$28.96 million	0	$0
Other Accounts	2,740	$3,452.37 million	1	$118.29 million

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest.  For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts.  In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over such Fund.  Except as described above, the portfolio managers of each Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee.  In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of such Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
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Portfolio Manager Compensation Structure

Portfolio managers of the Funds receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.  Discretionary compensation can include: (i) cash bonus and (ii) equity in O’Shaughnessy Asset Management, LLC.  Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances.  These factors include: (i) revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; (ii) contribution to the business objectives of the Adviser; (iii) market compensation survey research by independent third parties; and (iv) other qualitative factors, such as contributions to client objectives.

Ownership of Securities.  As of July 31, 2018 , the portfolio managers beneficially owned equity securities of the Funds in the following amounts.

Portfolio Managers	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
	All Cap Core Fund	Enhanced Dividend Fund	Value Fund	Small Cap Fund	Small/Mid Cap Growth Fund
Christopher Meredith	$1 - $10,000	$50,001 - $100,000	$100,001 - $500,000	$50,001 - $100,000	$50,001 - $100,000
James P. O’Shaughnessy	$10,001 - $50,000	$100,001 - $500,000	Over $1,000,000	$500,001 – $1,000,000	$100,001 - $500,000
Patrick O’Shaughnessy	None	$100,001 - $500,000	$50,001 - $100,000	$50,001 - $100,000	$50,001 - $100,000
Scott Bartone	$50,001 - $100,000	$50,001 - $100,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
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For the fiscal periods indicated below, the Funds paid the following fees to the Administrator:

Fund	Fiscal Year Ended July 31, 2018	Fiscal Year Ended July 31, 2017	Fiscal Year Ended July 31, 2016
All Cap Core Fund	$50,782	$50,439	$50,681
Enhanced Dividend Fund	$35,542	$35,571	$35,945
Value Fund	$34,988	$34,874	$14,492*
Small Cap Fund	$36,116	$35,898	$14,492*
Small/Mid Cap Growth Fund	$36,541	$36,853	$36,912
*  The Value Fund and Small Cap Fund commenced operations on February 26, 2016.

Fund Services also acts as transfer agent (the “Transfer Agent”), dividend disbursing agent and fund accountant under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is allocated to the Funds and approved by the Board annually.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Schiff Hardin, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as counsel to the Trust and provides counsel on legal matters relating to the Funds.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.
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EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of each Fund subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for each Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
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Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.  During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

Fund	Fiscal Year Ended July 31, 2018	Fiscal Year Ended July 31, 2017	Fiscal Year Ended July 31, 2016
All Cap Core Fund	$10,481	$33,513	$90,702
Enhanced Dividend Fund	$9,757	$11,113	$27,213
Value Fund*	$49,498	$24,137	$4,499*
Small Cap Fund*	$16,023	$8,299	$2,417*
Small/Mid Cap Growth Fund	$10,532	$13,503	$12,598
*  The Value Fund and Small Cap Fund commenced operations on February 26, 2016.

The SEC requires the Funds to provide certain information regarding securities held of its regular brokers or dealers (or their parents) as of a Fund’s most recent fiscal year end.  As of the Funds’ July 31, 2018 fiscal year end, none of the Funds held securities of their regular brokers or dealers.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
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DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Rule 12b-1 Distribution and Service Plan

The All Cap Core Fund has adopted on behalf of the Fund’s Class A and Class C shares a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of its average daily net assets and the Class C shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 1.00% its average daily net assets.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s Class A and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons2.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended July 31, 2018, distribution-related expenditures primarily intended to result in the sale of the All Cap Core Fund’s Class A and Class C shares totaled $2,854 and $24,291, respectively.  The following table shows the dollar amounts by category allocated to the All Cap Core Fund’s Class A and Class C shares for distribution-related expenses:

2 Until the Board has determined otherwise, the vote of at least three of the Supermajority Trustees is required.
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All Cap Core Fund

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended July 31, 2018

	Total Dollars Allocated
	Class A	Class C
Advertising/Marketing	$18	$39
Printing/Postage	$567	$1,217
Payment to distributor	$928	$1,994
Payment to dealers	$1,341	$21,041
Compensation to sales personnel	$0	$0
Interest, carrying, or other financing charges	$0	$0
Aged Rule 12b-1 fees paid to Adviser	$0	$0
Total	$2,854	$24,291

Shareholder Servicing Plan

In addition, the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, Class A and Class C shares of the All Cap Core Fund and Class I shares of the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.15% of the Funds’ average daily net assets.  The Adviser has voluntarily agreed to limit the accrual of the shareholder servicing plan fees for all Classes of the Funds to 0.00% through November 27, 2019.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for each Fund’s shares owned by its customers.

For the fiscal years ended July 31, 2016, July 31, 2017, and July 31, 2018 the Funds did not incur any servicing fees under the Servicing Plan.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, each Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
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Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The securities in each Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of Fund shares.

How to Buy Shares

In addition to purchasing shares of the Funds by mail or by telephone, you may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV (plus applicable sales charge) next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  Each Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.
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A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in the Funds’ Prospectus.  All variations described in Appendix A to the Funds’ Prospectus are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A to the Funds’ Prospectus should read the terms and conditions of Appendix A carefully. For the variations applicable to shares offered through Raymond James-sponsored platforms, please see “Appendix A – Financial Intermediary Sales Charge Variations” in the Funds’ Prospectus.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Funds or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix A to the Funds’ Prospectus.

The public offering price of Fund Class A shares is the NAV per share plus any applicable sales charge and for Fund Class C and Class I shares it is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form, as discussed in the Funds’ Prospectuses.  In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Funds.

Additionally, the Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and

•	existing clients of the Adviser, their employees and immediate family members of such employees.

The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $10,000 or is anticipated by the Adviser to reach $10,000.
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In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectuses, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Funds on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.  The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.  Shares held less than ninety calendar days are subject to a redemption fee as explained in the Prospectuses.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
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The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Funds have reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  Redemptions in-kind are typically used in unusual circumstances.  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is a taxable event.

The Funds do not intend to hold any significant percentage of its portfolio in illiquid securities, although the Funds, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Sales Charges and Dealer Reallowance

Class A shares of the All Cap Core Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets and shareholder servicing plan fees of up to 0.15% of average daily net assets that are each assessed against the shares of the Fund.

If you purchase Class A shares of the All Cap Core Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:
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O’Shaughnessy All Cap Core
Class A Shares Sales Charge Schedule

Amount of Transaction	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of Net Amount Invested	Dealer Reallowance as a % of Public Offering Price
Less than $50,000	5.25%	5.54%	5.25%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	**	**	**
*Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
**The Transfer Agent will assess Class A purchases of $1,000,000 or more a 1.00% contingent deferred sales charges (“CDSC”) if they are redeemed within twelve months from the date of purchase, unless the dealer of record waived its commission.  The 1.00% is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class A shares of the Fund held for 90 calendar days or less after purchase, using the first-in, first-out (“FIFO”) method.

Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the All Cap Core Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Purchases made during the 90 days prior to signing an LOI can be taken into consideration towards fulfillment of the LOI, no sales charge adjustment will be made to these purchases.  The reduced sales charge will only apply to new purchases.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Funds’ Transfer Agent will hold in escrow shares equal to approximately 5.25% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount. For example, an investor has $5,000 to invest in the All Cap Core Fund, but intends to invest an additional $5,000 per month for the next 13 months for a total of $70,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.50% rather than 5.25%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the mutual fund company will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine your new purchase of Class A shares with Class A and Class C shares you currently own in the Fund for the purpose of qualifying for the lower sales charge rates that apply to larger purchases of Class A shares.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on the maximum public offering price of all other Class A and Class C shares you own.

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	Individual or joint accounts held in your name;

•	IRAs (Traditional, Roth, SEP, and SIMPLE IRAs);

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge. The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares of the All Cap Core Fund at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust;
o	O’Shaughnessy Asset Management, LLC and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Fund’s Transfer Agent;
o	broker-dealers who act as selling agents; and
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

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•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

The Adviser also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

Each financial intermediary may impose different sales loads and waivers.  Certain sales load waiver variations are described in Appendix A to the Prospectus.

Class C Shares – All Cap Core Fund Only

You can buy Class C shares of the All Cap Core Fund at the NAV without an up-front sales charge.  If you sell (redeem) your Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 12 month holding period is the first day of the month in which the purchase was made.  The Fund will use the FIFO method when taking the CDSC.  Class C shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 1.00% of average daily net assets and shareholder servicing plan fees of up to 0.15% of average daily net assets that are each assessed against the shares of the Fund.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class C shares of the All Cap Core Fund held for 90 calendar days or less after purchase, using the FIFO method.

Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A or Class I.

Waiving Your CDSC.  The All Cap Core Fund reserves the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.

•
The Fund waives the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

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•
The Fund waives the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	The Funds waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect the Fund’s liquidation.

The Fund waives the Class C shares CDSC if the dealer of record waived its commission with the Fund’s or Adviser’s approval.

Class I Shares

Class I shares of the Funds are subject to a shareholder servicing plan fee of up to 0.15% of average daily net assets and are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class I shares of the Fund held for 90 calendar days or less after purchase, using the FIFO method.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $10,000, (ii) tax-exempt retirement plans with assets of at least $10,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $10,000, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser. Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Distributions from net investment income and distributions from net profits from the sale of securities are generally made annually, except that the Enhanced Dividend Fund pays dividends from net investment income on a monthly basis. Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.
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Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year.  However, each Fund can give no assurances that distributions will be sufficient to eliminate all taxes in every year at the Fund level.  To avoid the nondeductible 4% Federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by a Fund or by its shareholders.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that a Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of a Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of a Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of a Fund in future years.
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At July 31, 2018, the following Fund has capital loss carryforwards:

	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Enhanced Dividend Fund	$17,377,518	$909,069

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund depending on the compositions of its underlying investments may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is not clear to what extent dividends from domestic corporations will be part of each Fund’s gross income and therefore, whether distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  The dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for fewer than 46 days.

Long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares.  Capital gain distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.  Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing the liability for the alternative minimum tax of a shareholder who is an individual.

For the taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations.  For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments.  There is currently no mechanism for the Fund, to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.
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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon the redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  Most corporations are exempt from backup withholding.  If the withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is timely provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on the Funds’ distributions, including capital gain distributions, and on gross proceeds from the sale or other disposition of shares of the Funds generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) with respect to certain distributions from your Funds; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
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This discussion and the related discussion in the Prospectuses have been prepared by Fund management.  It has not been reviewed or approved by the Internal Revenue Service.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss the tax consequences to particular investors and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Funds will be sought from the Internal Revenue Service.   Schiff Hardin has expressed no opinion in respect of the foreign or tax information in the Prospectuses or SAI.

Conversion Feature (Only for All Cap Core Fund)

If consistent with your financial intermediary’s program, Class A shares and Class C shares of the All Cap Core Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Class I shares of the All Cap Core Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Class I shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A conversion from Class A or Class C shares of the Fund to Class I shares is not expected to result in realization of a capital gain or loss for federal income tax purposes.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
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GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in that Fund proportionately equal to the interest of each other share of that Fund.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the All Cap Core Fund has three classes of shares – Class A, Class C and Class I, and the Enhanced Dividend Fund, Value Fund, Small Cap Fund and Small/Mid Cap Growth Fund each have one class of shares – Class I.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.
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The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended July 31, 2018 is a separate document supplied upon request and the financial statements and accompanying notes of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.
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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
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Standard & Poor’s Ratings Services

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.
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A-2

PART C
(O'Shaughnessy Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust's Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust's Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust's Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
Amended Schedule A to the Investment Advisory Agreement dated September 11, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(ii)
Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)
Amendment to the Investment Advisory Agreement dated August 1, 2017, was previously filed with Post-Effective Amendment No. 806 to the Registration Statement on Form N-1A on December 18, 2017, and is incorporated herein by reference.

(iv)	Amended Schedule A to the Investment Advisory Agreement dated October 18, 2018 – filed herewith.

(e)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)
Second Amendment dated December 3, 2015, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

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(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust's Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii)
Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust's Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

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(C)
Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D)
Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B)	Amended Appendix A dated November 28, 2018, to the Operating Expenses Limitation Agreement – filed herewith.

(v)	Powers of Attorney.

(A)	Power of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson) dated October 30, 2018 – filed herewith.

(vi)
Shareholder Servicing Plan dated August 16, 2010, was previously filed with Post-Effective Amendment No 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

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(A)
Amended Schedule A dated October 17, 2011, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B)
Amended Schedule A dated April 1, 2016, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 742 to the Registration Statement on Form N-1A on November 22, 2016, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion dated August 16, 2010, for O'Shaughnessy All Cap Core Fund, O'Shaughnessy Enhanced Dividend Fund, O'Shaughnessy Small/Mid Cap Growth Fund, O'Shaughnessy Global Equity Fund and O'Shaughnessy International Equity Fund was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(ii)
Legal Opinion dated February 24, 2016, for O'Shaughnessy Market Leaders Value Fund and O'Shaughnessy Small Cap Value Fund, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(i)
Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

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(ii)	Code of Ethics for Adviser dated February 2018 – filed hwerewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust, Article VI of Registrant's Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68177), dated February 27, 2018.  The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.
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Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolio Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant's Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant's Investment Adviser	O'Shaughnessy Asset Management, LLC 6 Suburban Avenue Stamford, CT 06901-2012
Registrant's Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 860 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 860 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of November, 2018.

Advisors Series Trust

By: Emily R. Enslow
Emily R. Enslow
Vice President, Secretary and Principal
Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 860 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	November 28, 2018
Gail S. Duree

David G. Mertens*	Trustee	November 28, 2018
David G. Mertens

George Rebhan*	Trustee	November 28, 2018
George Rebhan

Raymond B. Woolson*	Trustee	November 28, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	November 28, 2018
Joe D. Redwine

Cheryl L. King	Vice President, Treasurer and	November 28, 2018
Cheryl L. King	Principal Financial Officer

Emily R. Enslow	Vice President, Secretary	November 28, 2018
Emily R. Enslow	and Principal Executive Officer

*By: Emily R. Enslow		November 28, 2018
Emily R. Enslow Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Amended Schedule A to the Investment Advisory Agreement	Ex.99.d.iv
Amended Appendix A	Ex.99.h.iv.B
Power of Attorney	Ex.99.h.v.A
Consent of Independent Registered Public Accounting Firm	Ex-99.j
Code of Ethics	Ex.99.P

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